1933 Act Registration No. 33-12911

1940 Act Registration No. 811-5075

As filed with the Securities and Exchange Commission on June 29, 2005.

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59 (Check appropriate box or boxes)	☒

THRIVENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (612) 340-7005

JOHN C. BJORK

THRIVENT MUTUAL FUNDS

625 FOURTH AVENUE SOUTH

MINNEAPOLS, MINNESOTA 55415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b):

☒	on June 30, 2005, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Thrivent Investment Management®

Thrivent Mutual Funds

Prospectus

Class A Shares

June 30, 2005

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Financial Bank or any other bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

22371PR N6-05

1

Thrivent Aggressive Allocation Fund

Investment Objective

Thrivent Aggressive Allocation Fund seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, real estate investments and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	88%	75-95%
Debt Securities	7%	0-15%
Real Estate Investments	5%	0-10%
Cash and Other Short-Term Instruments	0%	0-5%

The Fund may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Fund’s investment objective. The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

The Fund’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the table. The table is provided for information purposes only. The Fund’s actual weightings will vary. In addition, the Adviser may change the Fund’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities (88%)
Small Cap	12%
Thrivent Partner Small Cap Value Fund	4%
Thrivent Small Cap Stock Fund	4%
Thrivent Partner Small Cap Growth Fund	4%
Mid Cap	13%
Thrivent Partner Mid Cap Value Fund	4%
Thrivent Mid Cap Stock Fund	5%
Thrivent Mid Cap Growth Fund	4%
Large Cap	43%
Thrivent Large Cap Value Fund	15%
Thrivent Large Cap Stock Fund	13%
Thrivent Large Cap Growth Fund	15%
International	20%
Thrivent Partner International Stock Fund	20%

Debt Securities (7%)
High Yield Bonds	0%
Thrivent High Yield Fund	0%
Intermediate/Long-Term Bonds	0%
Thrivent Income Fund	0%
Thrivent Core Bond Fund	0%
Short-Term/Intermediate Bonds	7%
Thrivent Limited Maturity Bond Fund	7%

Real Estate Investments (5%)
Real Estate	5%
Thrivent Real Estate Securities Fund	5%

Cash (0%)
Money Market Funds	0%
Thrivent Money Market Fund	0%

The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Fund to meet the target weightings for any sub-classes.

In addition to its investments in Underlying Funds, the Fund may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or rule or order of the Securities and Exchange Commission (“SEC”).

Principal Risks

The Fund is subject to the following principal investment risks.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on

2

the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Funds that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are relatively high. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments, may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds and, thus, the Fund may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of the Underlying Fund. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Credit, Interest Rate and High Yield Risk. To the extent the Fund allocates assets to Underlying Funds that invest in debt securities, it is subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income)

3

decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Investment Adviser Risk. The Underlying Funds are actively managed and the success of their investment strategies and, thus, the Fund depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1 Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The numbers in the table below show both layers of fees and expenses assuming that the Fund makes the initial target allocations in the Underlying Funds as described in “Principal Strategies” above.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load)	5.50%
Maximum Deferred Sales Charge (Load)	1.00%[2]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.01%[3]
Total Annual Fund Operating Expenses	1.41%
Indirect Expenses of Underlying Funds	0.68%[4]
Total Annual Fund and Underlying Fund Operating Expenses	2.09%
Less Expense Reimbursement	-0.74%[5]
Net Annual Fund and Underlying Fund Operating Expenses	1.35%
[1]	The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”
[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[4]	“Indirect Expenses of Underlying Funds” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Fund through its investments in shares of the Underlying Funds. These indirect expenses are based on the current annual operating expenses of shares of the Underlying Funds and the Fund’s initial target allocations in the Underlying Funds. The actual indirect expenses of the Underlying Funds to be borne by the Fund will vary from those indicated due to changes in the Underlying Funds’ operating expenses and variations from the initial target allocations.
[5]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.74% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years

Class A shares	$750	$1,169

4

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5

Thrivent Moderately Aggressive Allocation Fund

Investment Objective

Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, real estate investments and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	72%	65-80%
Debt Securities	23%	15-30%
Real Estate Investments	5%	0-10%
Cash and Other Short-Term Instruments	0%	0-10%

The Fund may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Fund’s investment objective. The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

The Fund’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the table. The table is provided for information purposes only. The Fund’s actual weightings will vary. In addition, the Adviser may change the Fund’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities (72%)
Small Cap	8%
Thrivent Partner Small Cap Value Fund	2%
Thrivent Small Cap Stock Fund	4%
Thrivent Partner Small Cap Growth Fund	2%
Mid Cap	9%
Thrivent Partner Mid Cap Value Fund	3%
Thrivent Mid Cap Stock Fund	3%
Thrivent Mid Cap Growth Fund	3%
Large Cap	35%
Thrivent Large Cap Value Fund	12%
Thrivent Large Cap Stock Fund	11%
Thrivent Large Cap Growth Fund	12%
International	20%
Thrivent Partner International Stock Fund	20%

Debt Securities (23%)
High Yield Bonds	0%
Thrivent High Yield Fund	0%
Intermediate/Long-Term Bonds	10%
Thrivent Income Fund	10%
Thrivent Core Bond Fund	0%
Short-Term/Intermediate Bonds	13%
Thrivent Limited Maturity Bond Fund	13%

Real Estate Investments (5%)
Real Estate	5%
Thrivent Real Estate Securities Fund	5%

Cash (0%)
Money Market Funds	0%
Thrivent Money Market Fund	0%

The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Fund to meet the target weightings for any sub-classes.

In addition to its investments in Underlying Funds, the Fund may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the 1940 Act or rule or order of the SEC.

Principal Risks

The Fund is subject to the following principal investment risks.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on

6

the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Funds that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are relatively high. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds and, thus, the Fund may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of the Underlying Fund. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. Some of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds and, thus, the Fund are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange

7

rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed, and the success of their investment strategies and, thus, the Fund depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1 Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The numbers in the table below show both layers of fees and expenses assuming that the Fund makes the initial target allocations in the Underlying Funds as described in “Principal Strategies” above.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load)	5.50%
Maximum Deferred Sales Charge (Load)	1.00%[2]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.79%[3]
Total Annual Fund Operating Expenses	1.19%
Indirect Expenses of Underlying Funds	0.70%[4]
Total Annual Fund and Underlying Fund Operating Expenses	1.89%
Less Expense Reimbursement	-0.59%[5]
Net Annual Fund and Underlying Fund Operating Expenses	1.30%
[1]	The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”
[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[4]	“Indirect Expenses of Underlying Funds” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Fund through its investments in shares of the Underlying Funds. These indirect expenses are based on the current annual operating expenses of shares of the Underlying Funds and the Fund’s initial target allocations in the Underlying Funds. The actual indirect expenses of the Underlying Funds to be borne by the Fund will vary from those indicated due to changes in the Underlying Funds’ operating expenses and variations from the initial target allocations.
[5]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.59% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years

Class A shares	$731	$1,111

8

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9

Thrivent Moderate Allocation Fund

Investment Objective

Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, cash and real estate investments). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	53%	45-65%
Debt Securities	32%	25-40%
Cash and Other Short-Term Instruments	10%	5-15%
Real Estate Investments	5%	0-10%

The Fund may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Fund’s investment objective. The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

The Fund’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the table. The table is provided for information purposes only. The Fund’s actual weightings will vary. In addition, the Adviser may change the Fund’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities (53%)
Small Cap	5%
Thrivent Partner Small Cap Value Fund	0%
Thrivent Small Cap Stock Fund	5%
Thrivent Partner Small Cap Growth Fund	0%
Mid Cap	6%
Thrivent Partner Mid Cap Value Fund	0%
Thrivent Mid Cap Stock Fund	6%
Thrivent Mid Cap Growth Fund	0%
Large Cap	27%
Thrivent Large Cap Value Fund	10%
Thrivent Large Cap Stock Fund	7%
Thrivent Large Cap Growth Fund	10%
International	15%
Thrivent Partner International Stock Fund	15%

Debt Securities (32%)
High Yield Bonds	4%
Thrivent High Yield Fund	4%
Intermediate/Long-Term Bonds	14%
Thrivent Income Fund	14%
Thrivent Core Bond Fund	0%
Short-Term/Intermediate Bonds	14%
Thrivent Limited Maturity Bond Fund	14%

Cash (10%)
Money Market Funds	10%
Thrivent Money Market Fund	10%

Real Estate Investments (5%)
Real Estate	5%
Thrivent Real Estate Securities Fund	5%

The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Fund to meet the target weightings for any sub-classes.

In addition to its investments in Underlying Funds, the Fund may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the 1940 Act or rule or order of the SEC.

Principal Risks

The Fund is subject to the following principal investment risks.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on

10

the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Funds that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are relatively high. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds and, thus, the Fund may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of the Underlying Fund. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds and, thus, the Fund are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange

11

rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed and the success of their investment strategies and, thus, the Fund depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1 Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The numbers in the table below show both layers of fees and expenses assuming that the Fund makes the initial target allocations in the Underlying Funds as described in “Principal Strategies” above.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load)	5.50%
Maximum Deferred Sales Charge (Load)	1.00%[2]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.79%[3]
Total Annual Fund Operating Expenses	1.19%
Indirect Expenses of Underlying Funds	0.64%[4]
Total Annual Fund and Underlying Fund Operating Expenses	1.83%
Less Expense Reimbursement	-0.63%[5]
Net Annual Fund and Underlying Fund Operating Expenses	1.20%
[1]	The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”
[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[4]	“Indirect Expenses of Underlying Funds” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Fund through its investments in shares of the Underlying Funds. These indirect expenses are based on the current annual operating expenses of shares of the Underlying Funds and the Fund’s initial target allocations in the Underlying Funds. The actual indirect expenses of the Underlying Funds to be borne by the Fund will vary from those indicated due to changes in the Underlying Funds’ operating expenses and variations from the initial target allocations.
[5]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.63% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years

Class A shares	$726	$1,094

12

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13

Thrivent Moderately Conservative Allocation Fund

Investment Objective

Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities, equity securities, cash and real estate investments). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	45%	35-55%
Equity Securities	35%	25-45%
Cash and Other Short-Term Instruments	15%	10-20%
Real Estate Investments	5%	0-10%

The Fund may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Fund’s investment objective. The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

The Fund’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the table. The table is provided for information purposes only. The Fund’s actual weightings will vary. In addition, the Adviser may change the Fund’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Debt Securities (45%)
High Yield Bonds	4%
Thrivent High Yield Fund	4%
Intermediate/Long-Term Bonds	18%
Thrivent Income Fund	18%
Thrivent Core Bond Fund	0%
Short-Term/Intermediate Bonds	23%
Thrivent Limited Maturity Bond Fund	23%

Equity Securities (35%)
Small Cap	3%
Thrivent Partner Small Cap Value Fund	0%
Thrivent Small Cap Stock Fund	3%
Thrivent Partner Small Cap Growth Fund	0%
Mid Cap	3%
Thrivent Partner Mid Cap Value Fund	0%
Thrivent Mid Cap Stock Fund	3%
Thrivent Mid Cap Growth Fund	0%
Large Cap	19%
Thrivent Large Cap Value Fund	7%
Thrivent Large Cap Stock Fund	5%
Thrivent Large Cap Growth Fund	7%
International	10%
Thrivent Partner International Stock Fund	10%

Cash (15%)
Money Market Funds	15%
Thrivent Money Market Fund	15%

Real Estate Investments (5%)
Real Estate	5%
Thrivent Real Estate Securities Fund	5%

The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Fund to meet the target weightings for any sub-classes.

In addition to its investments in Underlying Funds, the Fund may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the 1940 Act or rule or order of the SEC.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over

14

short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the Investment Company Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Funds that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are relatively high. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Credit, Interest Rate and High Yield Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds and, thus, the Fund are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Equity Investment and Issuer Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds and, thus, the Fund may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of the Underlying Fund. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where

15

a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed, and the success of their investment strategies and, thus, the Fund depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Funds. The Fund cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1 Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The numbers in the table below show both layers of fees and expenses assuming that the Fund makes the initial target allocations in the Underlying Funds as described in “Principal Strategies” above.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load)	5.50%
Maximum Deferred Sales Charge (Load)	1.00%[2]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.01%[3]
Total Annual Fund Operating Expenses	1.41%
Indirect Expenses of Underlying Funds	0.61%[4]
Total Annual Fund and Underlying Fund Operating Expenses	2.02%
Less Expense Reimbursement	-0.87%[5]
Net Annual Fund and Underlying Fund Operating Expenses	1.15%

[1]	The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”
[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[4]	“Indirect Expenses of Underlying Funds” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Fund through its investments in shares of the Underlying Funds. These indirect expenses are based on the current annual operating expenses of shares of the Underlying Funds and the Fund’s initial target allocations in the Underlying Funds. The actual indirect expenses of the Underlying Funds to be borne by the Fund will vary from those indicated due to changes in the Underlying Funds’ operating expenses and variations from the initial target allocations.
[5]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.87% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years

Class A shares	$744	$1,149

16

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17

Thrivent Partner Small Cap Growth Fund

Investment Objective

Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of small companies. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Fund’s investment adviser has selected two subadvisers to serve as subadvisers for the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks of small companies, with market capitalizations up to $2.5 billion at the time of purchase, that the subadviser has determined to have above average prospects for growth. The Fund’s assets are allocated generally on an equal basis between the two investment subadvisers.

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. (“Turner”) uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.

Westcap Investors LLC

Westcap Investors LLC (“Westcap”) reviews the investment environment and economic climate to identify industries that it believes have better than average growth potential over the next 18-24 months. It uses fundamental research techniques to identify companies that it believes have strong management, past records of success, and superior business models. Westcap will consider selling a security when it determines that a company’s fundamentals or the relative valuation of its stock is less attractive.

Westcap has announced a plan to merge with Transamerica Investment Management LLC. The proposed merger is expected to close during the next 60 days. The proposed merger is not expected to affect the investment strategies or the portfolio management staff of the portion of the Portfolio that is currently subadvised by Westcap.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock prices may fall dramatically.

Defining

Terms

Fundamental analysis generally involves assessing a company’s or security’s value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company’s or security’s value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

18

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Investment Adviser Risk. The Fund is actively managed, and success of the Fund’s investment strategy depends significantly on the skills of Turner and Westcap in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%[2]
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.26%[3]
Total Annual Fund Operating Expenses	2.41%
Less Expense Reimbursement	-0.80%[4]
Net Annual Expenses	1.61%

[1]	The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”
[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]	Because the Fund has been newly organized, the percentage expense levels for “Other Expenses” are estimated.
[4]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.80% of the aggregate daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years

Class A shares	$781	$1,260

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Thrivent Partner Mid Cap Value Fund

Investment Objective

Thrivent Partner Mid Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund’s subadviser invests at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index at the time of investment. As of December 31, 2004, the capitalization range of the Russell Midcap Value Index was between $276 million and $14.9 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid-cap value style. The Fund ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is described on page 18.)

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Foreign Securities Risk. Stocks of non-U.S. companies in which the Fund invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions-such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risk of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by Fund exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund’s share price to decline.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the

20

investment subadviser in assessing the potential of the securities in which the Fund invests. The subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%[2]
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.26%[3]
Total Annual Fund Operating Expenses	2.26%
Less Expense Reimbursement	-0.90%[4]
Net Annual Expenses	1.36%

[1]	The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”
[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]	Because the Fund has been newly organized, the percentage expense levels for “Other Expenses” are estimated.
[4]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.90% of the aggregate daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years

Class A shares	$766	$1,217

21

Thrivent Real Estate Securities Fund

Investment Objective

Thrivent Real Estate Securities Fund seeks to achieve long-term growth of capital and high current income.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the investment adviser determine that the Fund would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

The Fund may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund.

Real Estate Industry Risk. Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Fund invests primarily in the real estate industry, the Fund’s performance will be closely tied to the performance of the real estate markets.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment subadvisers in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

22

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%[2]
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.25%[3]
Total Annual Fund Operating Expenses	2.30%
Less Expense Reimbursement	-0.80%[4]
Net Annual Expenses	1.50%

[1]	The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information - Redeeming Shares.”
[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]	Because the Fund has been newly organized, the percentage expense levels for “Other Expenses” are estimated.
[4]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.80% of the aggregate daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years

Class A shares	$770	$1,229

23

Disclosure of Fund Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their Fund securities is available in the statement of additional information for the Funds and at thrivent.com.

Management, Organization and Capital Structure

Investment Adviser

Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. Thrivent Investment Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1986 and managed approximately $65.4 billion in assets as of December 31, 2004, including approximately $10.9 billion in mutual fund assets.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds except Thrivent Partner Small Cap Growth Fund and Thrivent Partner Mid Cap Value Fund (the “Subadvised Funds”). For the Subadvised Funds, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Investment Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Funds have received an exemptive order from the SEC that permits Thrivent Investment Mgt. and the Funds, with the approval of the Funds’ Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Funds. Thrivent Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt. The advisory contract between Thrivent Investment Mgt. and Thrivent Mutual Funds provides for the following advisory fees:

FUND	ANNUAL ADVISORY FEES
Thrivent Aggressive Allocation Fund
$0 – $500 million	.15%
More than $500 million	.125%
Thrivent Moderately Aggressive Allocation Fund
$0 – $500 million	.15%
More than $500 million	.125%
Thrivent Moderate Allocation Fund
$0 – $500 million	.15%
More than $500 million	.125%
Thrivent Moderately Conservative Allocation Fund
$0 – $500 million	.15%
More than $500 million	.125%
Thrivent Partner Small Cap Growth Fund
$0 – $500 million	.90%
More than $500 million	.80%
Thrivent Partner Mid Cap Value Fund
$0 – $250 million	.75%
More than $250 million	.70%
Thrivent Real Estate Securities Fund	.80%

Portfolio Management

This section provides information about the portfolio management for each of the Funds. The Statement of Additional Information for the Funds provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund

Russell W. Swansen, David C. Francis and Mark L. Simenstad serve as portfolio co-managers of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund. Mr. Swansen is the Chief Investment Officer of Thrivent Investment Mgt. and serves as the team leader. Prior to joining Thrivent Investment Mgt. in 2004, he was a managing director

24

of Colonnade Advisors, LLC from 2001 to 2003, and the President and Chief Investment Officer of PPM American from 1999 to 2000. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Investment Mgt. since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Investment Mgt. since 1999.

Thrivent Partner Small Cap Growth Fund

Thrivent Investment Mgt. has engaged Turner, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, and Westcap, 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025, as investment subadvisers for Thrivent Partner Small Cap Growth Stock.

Turner has been in the investment advisory business since 1990 and, as of December 31, 2004, managed approximately $15.8 billion in assets including separate accounts and mutual funds. Turner uses an investment management team that has day-to-day responsibility for managing its portions of the Fund’s assets. William C. McVail, CFA serves as lead manager and has been with Turner since 1998. Christopher L. McHugh serves as a co-manager, and has been with Turner since 1990. Frank L. Sustersic, CFA serves as a co-manager and has been with Turner since 1994. Jason D. Schrotberger, CFA serves as co-manager and has been with Turner since 2001. Prior to joining Turner, Mr. Schrotberger served as an investment analyst at BlackRock Financial Management.

Westcap has been in the investment advisory business since 1992 and, as of December 31, 2004, managed over $3.3 billion in assets including separate accounts and mutual funds. Westcap uses an investment advisory group to manage its portion of the Fund. Gregory S. Weirick and Josh D. Shaskan, CFA, serve as lead co-managers. Mr. Weirick, a Managing Director, co-founder, and Partner of Westcap, has been with Westcap since its inception in 1992. Mr. Shaskan, a Managing Director and Partner, joined Westcap in 1998. Other members of the team include Geoffrey I. Edelstein, CFA, CIC, Richard C. Farra, Jeffrey J. Hoo, CFA, John J. Huber, CFA, and John D. Lawrence, CFA. Mr. Edelstein, a Managing Director, Co-Founder and Partner of Westcap, has been with the firm since inception in 1992. Mr. Farra, Managing Director, joined Westcap in 2003 and has 23 years of investment industry experience. Prior to joining Westcap, Mr. Farra served as a Portfolio Manager and Analyst for Roxbury Capital Management, a Portfolio Manager at Trust Company of the West, Director of Research and Portfolio Manager at ARCO Investment Management Company, a Portfolio Manager and Analyst for Hughes Investment Management Company, and an Analyst for Beneficial Standard Investment Management Company. Mr. Hoo, a Senior Vice President/Security Analyst at Westcap, joined Westcap in 1997. Mr. Huber, a Senior Vice President/Security Analyst, joined Westcap in 2000. Prior to joining Westcap, he was a senior associate at Wilshire Associates and an information technology consultant at Arthur Andersen. Mr. Lawrence, a Security Analyst, joined Westcap in 2003 and has 4 years of investment industry experience. Prior to joining Westcap, Mr. Lawrence was an Assistant Vice President at Sanders Morris Harris and a Research Associate at Credit Suisse First Boston.

Thrivent Partner Mid Cap Value Fund

Thrivent Investment Mgt. has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 1 New York Plaza, 37th Floor, New York, New York, as investment subadviser for Thrivent Partner Mid Cap Value Fund. GSAM has been in the investment advisory business since 1990 and, as of December 31, 2004, managed approximately $422.8 billion in assets including separate accounts and mutual funds. GSAM uses its U.S. Value team to manage the day-to-day responsibilities of the Fund. Eileen Rominger is managing director and chief investment officer of the U.S. Value team and serves as lead portfolio manager. She has been with GSAM since 1999. Dolores Bamford, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Ms. Bamford was a portfolio manager at Putnam Investments. David Berdon is a co-manager and joined the U.S. Value team in 2001. Prior to joining GSAM, Mr. Berdon was a vice president for Business Development and Strategic Alliances at Soliloquy Inc. Andrew Braun is a co-manager and has been with the U.S. Value team since 1997. Scott Carroll, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Mr. Carroll was a portfolio manager and analyst at Van Kampen Funds. Sally Pope Davis is a co-manager and has been with the U.S. Value team since 2001. Prior to joining GSAM, Ms. Pope Davis was a relationship manager in private wealth management. Sean Gallagher is a co-manager and has been with the U.S. Value team since 2000. Lisa Parisi, CFA is a co-manager and joined the Value Team in August of 2001. Prior to joining GSAM, Ms. Parisis was a portfolio manager for John A. Levin & Co. Edward Perkin is a co-manager, and joined the U.S. Value team in 2002. Before joining GSAM, he was a research analyst with Fidelity Investments.

Thrivent Real Estate Securities Fund

Reginald L. Pfeifer serves as portfolio manager of the Thrivent Real Estate Securities Fund. Mr. Pfeifer has been with Thrivent Investment Mgt. since 1990 and has served as a portfolio manager since 2003. Previously, he was the Head of Fixed Income from 1998 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003.

Personal Securities Investments

Personnel of Thrivent Investment Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

25

Shareholder Information

HOW TO CONTACT US

By Telephone:

1-800-847-4836

press 1 to speak with a customer service representative

or

press 2 to use the Automated Service Line

By Internet:

www.thrivent.com

By Mail (New Applications):

Thrivent Mutual Funds

P.O. Box 219347

Kansas City, Missouri 64121-9347

By Mail (Additional Investments):

Thrivent Mutual Funds

P.O. Box 219334

Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):

Thrivent Mutual Funds

P.O. Box 219348

Kansas City, Missouri 64121-9348

By Express Mail:

Thrivent Mutual Funds

330 W 9th Street

Kansas City, Missouri 64105

Pricing Funds’ Shares

The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Fund receives your payment or redemption request.

Each Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board of Trustees has authorized the investment adviser to make fair valuation determination pursuant to policies approved by the Board of Trustees.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

26

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of the Funds.

WHEN YOU INVEST THIS AMOUNT	THIS % IS DEDUCTED FOR SALES CHARGES		WHICH EQUALS THIS % OF YOUR INVESTMENT
Less than $50,000	5.5%		5.82%
$50,000 and above but less than $100,000	4.5%		4.71%
$100,000 and above but less than $250,000	3.5%		3.63%
$250,000 and above but less than $500,000	2.5%		2.56%
$500,000 and above but less than $1,000,000	2.0%		2.04%
$1,000,000 or more	0%	*	0%	*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways to Eliminate or Reduce the Initial Sales Charges

•	Rights of Accumulation: You can combine the value of all shares of any class of Thrivent Mutual Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) in any type of account (except a partnership account, a corporate account, or an employee sponsored retirement plan) that you or members of your family who live with you own to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan. You must notify us of the other existing accounts, and we may ask you to provide account statements of the other accounts.

•	Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds will not be subject to any initial sales charge.

•	Thirteen-month Letter of Intent: If you intend to accumulate $50,000 or more, including the value of previous purchases in Class A or Class B shares of one or more of the Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares.

•	Reinvestment upon Redemption: Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund, or if you redeem any or all of your Class B shares of any series of Thrivent Mutual Funds, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

•	Surrender or Dividend Withdrawal: If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans (“Thrivent Financial”) or Thrivent Life Insurance Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

•	Amount Invested From Close-out of Small Class B Account: If you redeem a Class B Account which is below $1,000 and instruct that the proceeds should be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

•	Investment Advisory Program: Class A shares purchased in connection with a fee-based investment advisory program offered by Thrivent Investment Mgt. will not be subject to any sales charge.

•	Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and 501(c)(13) of the Internal Revenue Code.

•	Information on the Funds’ Web Site. Information regarding the ways to eliminate or reduce the initial sales charges is also available at thrivent.com, including hyperlinks that facilitate access to the information.

Rule 12b-1 Fees

Class A shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee for distribution and shareholder servicing activities. The Rule 12b-1 fee for Class A shares is 0.25% each year (0.125% for Thrivent Money Market Fund) of average daily net assets. Under the Rule 12b-1 plan, the Funds pay the Rule 12b-1 fees to Thrivent Investment Mgt. Those fees are paid out of a Fund’s assets attributable to the respective class of shares on an ongoing basis. As a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

27

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment Interaction Center (“Interaction Center”) at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

REGULAR ACCOUNT	FIRST PURCHASE	ADDITIONAL PURCHASES
	$1,000	$50

IRA OR TAX-DEFERRED PLAN
	$500	$50

AUTOMATIC INVESTMENT PLAN	MINIMUM MONTHLY AMOUNT PER ACCOUNT
$50

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order. Good order means that your instructions and any required payment have been received in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures. Except as noted below, orders received before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day.

•	Orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt. must be placed with that broker-dealer prior to 3:00 pm Eastern time in order to be processed at the NAV for that day.
•	Orders of additional shares made by telephone or the internet before 4:00 p.m. Eastern time for pre-authorized purchase through your bank account will be processed the following day at the NAV calculated on the following day.

The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

•	By mail; or
•	By wire transfer.

Initial Purchases by Mail

To buy shares of the Funds by mail:

•	Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to “Thrivent Mutual Funds.”

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Step 1:	Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

•	Your account registration;
•	The name of the Fund(s) in which you want to invest;
•	Your address;
•	Your Social Security or tax identification number;
•	The dollar amount;
•	The name of the wiring bank; and
•	The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2:	Instruct your bank to use the following instructions when wiring funds:

Wire transfer to:

State Street Corp.

225 Franklin Street

Boston, MA 02101

ABA #011000028

Account #4195-538-6

Credit:

Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

Further Credit:

[Name of the Fund]

[Shareholder Account Number]

[Shareholder Registration/Name]

Step 3:	Mail your application. Your shares will be purchased when we receive your application.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

•	By mail;
•	By telephone;

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•	By the Internet;
•	By wire transfer; or
•	Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer. In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

Wire transfer to:

State Street Corp.

225 Franklin Street

Boston, MA 02101

ABA #011000028

Account #4195-538-6

Credit:

Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

Further Credit:

[Name of the Fund]

[Shareholder Account Number]

[Shareholder Registration/Name]

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds’ automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds’ Automatic Bank Withdrawal Plan. Under this plan, the Funds will withdraw from an investor’s bank checking or savings account in the amount specified—which may not be less than $50 per account—on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draw. To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks. For information about how to instruct another institution to send payroll deduction amounts to your mutual fund account, contact the Investment Interaction Center at (800) THRIVENT (847-4836).

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some

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retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent Mutual Funds does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or third-party checks. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Redeeming Shares

When a Fund receives your request for redemption, the Fund will redeem your shares at the next calculation of the Fund’s NAV. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the SEC. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared. If an account has multiple owners, the Fund may rely on the instructions of any account owner.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Please note that an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery. If you request a redemption by wire transfer, a fee of up to $50 may be assessed.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

You may redeem shares in any of the following ways:

•	By mail
•	By phone
•	By the Internet
•	By wire transfer
•	Through the Systematic Withdrawal Plan

Telephone and internet redemptions are not allowed if:

•	There has been a change of address in the preceding 30 days
•	The request is for more than $100,000

Redemptions by Mail

Step 1:	Contact your registered representative or our Interaction Center for a redemption form or prepare a written request including the following information:

•	Name(s) of the account owner(s);
•	Your account number;
•	The name of the Fund(s) whose shares are being redeemed; and
•	Dollar amount or number of shares you wish to redeem.

If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

You must have a Medallion Signature Guarantee if you want to do any of the following:

•	Sell shares with a value of more than $100,000;
•	Send the proceeds to an address other than the one listed for your account;
•	Make the check payable to someone other than the account owners(s); or
•	Sell shares if there has been a change of address on your account within the preceding 30 days.

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:	Mail your redemption request.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.

Redemptions by the Internet

You may redeem shares from your accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

In order to redeem shares by wire transfer, your bank must be a member of, or have a corresponding relationship with, a member of the Federal Reserve System. When redeeming shares by wire transfer, the following conditions apply:

•	A fee of up to $50 may be assessed for redemptions by wire.
•	If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
•	This privilege may not be available on all retirement plan accounts.

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Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

•	You need a minimum of $5,000 in your account to start the plan.
•	You can select the date(s) on which the money is withdrawn.
•	To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
•	Money can be sent by check or electronic funds transfer.
•	To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next withdrawal.
•	Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note that, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. You may make exchanges by using the options described in this section or by using the automatic exchange plan, which allows you to make exchanges on a regular basis. If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares of any of the Funds. Accounts in Institutional Class shares that are below the required minimum balance for the Institutional Class may be exchanged into Class A shares.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

The Funds reserve the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading activity, as discussed in “Abusive Trading Policy and Monitoring Process.” Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds’ Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:

•	By mail;
•	By telephone;
•	By the Internet; or
•	By the Automatic Exchange Plan.

Exchanges by Mail

Prepare and mail a written request including the following information:

•	Name(s) of the account owner(s);
•	Your Fund(s) and account number(s);
•	Dollar or share amount you wish to exchange;
•	The name of the Fund(s) and account number(s) you are exchanging into; and
•	Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day’s price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on certain retirement plan accounts.

Automatic Exchange Plans

You may exchange shares on a regular basis by using the Automatic Exchange Plan. The plan allows you to exchange funds at regular intervals, on dates you select, between the different funds of the Thrivent Mutual Funds. The following guidelines apply:

•	Exchanges are permitted between accounts of the same share class and accounts with similar registrations.
•	To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next exchange date.

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For further instructions on how to start, stop, or make changes to the plan, call the Investment Interaction Center at (800) THRIVENT (847-4836), or notify the Fund in writing.

Transaction Confirmations

Thrivent Investment Mgt. generally mails written confirmation of your transaction within five business days following the date of your transaction. You also can check your account activity on thrivent.com or by calling the Automated Service Line at (800) 847-4836, option 2.

Accounts With Low Balances

Due to the high cost to shareholders of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below $1,000. Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Small account fees will be automatically deducted from your account once each year.

Abusive Trading Policies and Monitoring Processes

The Funds discourage short-term or excessive trading and other abusive trading practices. Except as discussed below with respect to automatic investment plans, systematic withdrawal plans, transactions solely in your money market account, or omnibus accounts, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Abusive trading by shareholders can disrupt portfolio management, negatively impact fund performance, and increase Fund expenses. The Board of Trustees of the Funds has adopted the policy set forth below to deter abusive trading activity.

Several different tactics are used to reduce the frequency and effect that abusive trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity and restricting shareholder transactions on certain accounts to combat market timers. The Funds’ use of effective fair value pricing procedures also reduces the opportunities for market timers, especially for the Funds with securities that pose more frequent pricing challenges, such as international securities, high yield securities, and other securities whose market prices may not accurately reflect their fair value (see “Pricing Funds’ Shares”). Except as noted below, these policies apply uniformly to all shareholders.

When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control.

The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of shares to be abusive if the sale is made within seven days after purchase. This policy does not apply to automatic investment plans, systematic withdrawal plans, or transactions solely in your money market account, including checkwriting and debit card transactions. The Funds reserve the right, in their sole discretion, to identify other trading practices as abusive.

If a shareholder is believed to be engaging in abusive trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deems necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject or cancel any purchase request, including the purchase side of an exchange, without notice for any reason. If it becomes necessary to cancel a transaction of a shareholder whose account has been restricted, the Funds will promptly reverse the exchange or (if the purchase request is not associated with an exchange) refund the full purchase price to the shareholder.

Although, the Funds seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities are not known to the Fund, and the Funds do not have access to the individual shareholder account information for those accounts. The Funds monitor aggregate trading activity of the omnibus accounts, and if abusive trading is suspected, the Funds will contact the intermediary associated with the account to discourage shareholders from engaging in abusive trading practices and ask them to impose restrictions on excessive trades. However, the financial intermediaries associated with the omnibus accounts may be limited in their ability to restrict trading practices of their clients.

Standing Allocation Order

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Thrivent Allocation Funds”) purchase and redeem shares of the other Funds (the “Underlying Funds”) each business day pursuant to a standing allocation order (the “Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Allocation Fund should be allocated among the Underlying Funds. Each day, pursuant to the Allocation Order, a Thrivent Allocation Fund will purchase or redeem shares of the relevant Underlying Funds at the NAV for the Underlying Fund calculated that day. Any modification to the daily instruction provided by the Allocation Order must be before the close of trading on the NYSE.

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Distributions

Dividends

Dividends of the Funds are declared and paid as follows:

—declared and paid quarterly	Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Real Estate Securities Fund

—declared and paid annually	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Mid Cap Value Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared and paid in December for the prior fiscal year ending October 31.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

•	Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

•	Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within the Thrivent Mutual Funds.

•	Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

•	All Cash. Distributions will be paid in cash. You may choose to send your distributions directly to your bank account or request to have a check sent to you. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

The Fund reserves the right to automatically reinvest any distributions into your account that are less than $10.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

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Taxes

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. The Funds expect that distributions from Thrivent Partner Small Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Aggressive Allocation Fund and Thrivent Moderately Aggressive Allocation Fund will consist primarily of capital gains and that distributions from Thrivent Moderately Conservative Allocation Fund and Thrivent Moderate Allocation Fund will consist primarily of ordinary income. The distributions from Thrivent Real Estate Securities Fund may consist of both capital gains and ordinary income, and there is a possibility that some of the distributions may be classified as return of capital.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you a statement detailing the tax status of all your distributions for the previous year. The tax statement for all Funds except Thrivent Real Estate Securities Fund will be mailed in January. The REIT investments of Thrivent Real Estate Securities Fund do not provide complete tax information until after the calendar year-end. Consequently, Thrivent Real Estate Securities Fund expects to send your tax statement in February.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information.

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Other Securities and Investment Practices

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks. Each of the additional strategies in this section are non-principal strategies except as otherwise noted. The Thrivent Allocation Funds may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities: Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Funds may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed Fund of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-backed and asset-backed securities: Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons: Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate Fund securities at a disadvantageous time.

Foreign securities: Each of the Funds may invest in foreign securities. (Foreign securities are a principal strategy for Thrivent Partner Mid Cap Value Fund.) Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure: Each of the Funds may have some international exposure (including emerging markets) in their investments. (International exposure is principal strategy for Thrivent Mid Cap Value Fund.) Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities: Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending: Each of the Funds may seek additional income by lending Fund securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives: Each of the Funds may invest in derivatives. Derivatives, a category that includes options, and futures and

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hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

High-yield bonds: Each of the Funds may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds: Each of the Funds may invest in government bonds and municipal bonds. As a result, the Fund’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Short-term trading: The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund’s transaction costs and may increase your tax liability.

Initial public offering: Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities ratings: When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Fund’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing: In response to market, economic, political or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.

Unusual opportunities. Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Fund could lose money from such an investment.

Fund-of-Funds risk. The Thrivent Allocation Funds allocate their assets among certain of the other Funds (“Underlying Funds”). From time to time, one or more of the Underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Allocation Funds or other investors. These transactions may affect the Underlying Funds since Underlying Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Underlying Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Allocation Funds owns a substantial portion of any Underlying Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Fund may be adversely affected if the Underlying Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and

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accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Allocation Funds may own substantial portions of some Underlying Funds, a redemption or reallocation by a Thrivent Allocation Fund away from an Underlying Fund could cause the Underlying Fund’s expenses to increase. As an investor in an Underlying Fund, a Thrivent Allocation Fund will bear its ratable share of the Underlying Fund’s expenses, in addition to the expenses of the Thrivent Allocation Fund with respect to the assets so invested.

Information About the Underlying Funds

The investment objectives, principal strategies, and principal risks of Thrivent Partner Small Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Real Estate Securities Fund are described earlier in this prospectus. This section describes the investment objectives, principal strategies, and principal risks of the other Underlying Funds.

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Thrivent Partner Small Cap Value Fund

Investment Objective

Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund’s subadviser focuses mainly on the stocks of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index. Although market capitalizations are constantly changing, as of December 31, 2004, the largest companies included in the Index have market capitalizations of less than $6.1 billion. The Fund will not sell a stock just because the company has grown to a market capitalization outside the range. Should the subadviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund’s subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and
•	a sound balance sheet and other positive financial characteristics.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is described on page 18.)

Principal Risks

Thrivent Partner Small Cap Value Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Small Cap Stock Fund

Investment Objective

Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund’s investment adviser focuses mainly in the stocks of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000 Index. Although market capitalizations are constantly changing, as of December 31, 2004 those indexes included companies with market capitalizations less than $2.8 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Mid Cap Growth Fund

Investment Objective

Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund’s investment adviser focuses mainly on stocks of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index or the S&P Mid Cap 400/Barra Growth Index at the time of the Fund’s investment. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalization between $344 million and $34.5 billion. Should the Fund’s investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund’s investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Mid Cap Stock Fund

Investment Objective

Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund’s investment adviser focuses mainly on the stocks of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index or the Russell MidCap Index. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalization between $344 million and $34.5 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and
•	have a strong financial position.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Partner International Stock Fund

Investment Objective

Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Principal Strategies

The Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the investment adviser, determine that the Fund would benefit from reducing the percentage of its assets invested in stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium sized companies. Thrivent Investment Mgt. has selected two subadvisers with differing management styles to subadvise the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Fund’s assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc. (“Price International”)

Price International’s stock selection reflects a growth style. While stocks may be purchased without regard to a company’s market capitalization, Price International’s focus typically will be on large and, to a lesser extent, medium-sized companies.

In determining the appropriate distribution of investments among various countries and geographic regions, Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental analysis is described on page 18.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

•	Leading market position
•	Attractive business niche
•	Strong franchise or natural monopoly
•	Technological leadership or proprietary advantages
•	Seasoned management
•	Earnings growth and cash flow sufficient to support growing dividends
•	Healthy balance sheet with relatively low debt

Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP (“Mercator”)

Mercator’s stock selection reflects a value style. Mercator may invest in securities of issuers of any capitalization size. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors. Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

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Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Stocks of non-U.S. companies in which the Fund invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund’s share price to decline.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of Price International and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Large Cap Growth Fund

Investment Objective

Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund’s investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Barra Growth Index, the Russell 1000 Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least $482 million. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical analysis are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Large Cap Value Fund

Investment Objectives

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund’s investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Barra Value Index, the Russell 1000 Value Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least $482 million. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes are undervalued in relation to their long-term earnings power or asset value.

These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Large Cap Stock Fund

Investment Objective

Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund’s investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least market capitalization $749 million. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

46

Thrivent High Yield Fund

Investment Objective

Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Fund’s investment adviser. The Fund invests in securities regardless of the securities’ maturity average. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

47

Thrivent Income Fund

Investment Objective

Thrivent Income Fund seeks high current income while preserving principal. The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality the Fund’s investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

48

Thrivent Core Bond Fund

Investment Objective

Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s investment adviser. Should the Fund’s investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such bonds and securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The Fund is subject to the following principal investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

49

Thrivent Limited Maturity Bond Fund

Investment Objective

Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The average dollar-weighted portfolio maturity for the Fund is expected to be less than three years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s investment adviser. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Defining

Terms

The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

50

Thrivent Money Market Fund

Investment Objective

Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Principal Strategies

The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s investment adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18).

The investment adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the investment adviser to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the investment adviser to be of comparable quality), or kept in cash.

Principal Risks

The Fund is subject to the following principal investment risks:

Credit Risk. Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Fund invests.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

51

Thrivent Investment Management®

625 Fourth Ave. S., Minneapolis, MN 55415-1665

www.thrivent.com ‰ e-mail: mail@thrivent.com

800-THRIVENT (800-847-4836)

Thrivent Mutual Funds

By Telephone:

800-847-4836

press 1 to speak with a customer service

representative or

press 2 to use the Automated Service Line

By Internet:

www.thrivent.com

By Mail (New Applications):

Thrivent Mutual Funds

P.O. Box 219347

Kansas City, Missouri 64121-9347

By Mail (Additional Investments):

Thrivent Mutual Funds

P.O. Box 219334

Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):

Thrivent Mutual Funds

P.O. Box 219348

Kansas City, Missouri 64121-9348

By Express Mail:

Thrivent Mutual Funds

210 West 10th Street, 8th Floor

Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. You may request a free copy of the Statement of Additional Information or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the SEC in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to: publicinfo@sec.gov.

1940 Act File No. 811-5075

Thrivent Investment Management®

625 Fourth Ave. S., Minneapolis, MN 55415-1665

www.thrivent.com ‰ e-mail: mail@thrivent.com ‰ 800-THRIVENT (800-847-4836)

22371PR N6-05

Thrivent Investment Management®

Thrivent Mutual Funds

Prospectus

Institutional Class Shares

June 30, 2005

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Financial Bank or any other bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

23999PR N6-05

1

Thrivent Aggressive Allocation Fund

Investment Objective

Thrivent Aggressive Allocation Fund seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, real estate investments and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	88%	75-95%
Debt Securities	7%	0-15%
Real Estate Investments	5%	0-10%
Cash and Other Short-Term Instruments	0%	0-5%

The Fund may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Fund’s investment objective. The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

The Fund’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the table. The table is provided for information purposes only. The Fund’s actual weightings will vary. In addition, the Adviser may change the Fund’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities (88%)
Small Cap	12%
Thrivent Partner Small Cap Value Fund	4%
Thrivent Small Cap Stock Fund	4%
Thrivent Partner Small Cap Growth Fund	4%
Mid Cap	13%
Thrivent Partner Mid Cap Value Fund	4%
Thrivent Mid Cap Stock Fund	5%
Thrivent Mid Cap Growth Fund	4%
Large Cap	43%
Thrivent Large Cap Value Fund	15%
Thrivent Large Cap Stock Fund	13%
Thrivent Large Cap Growth Fund	15%
International	20%
Thrivent Partner International Stock Fund	20%

Debt Securities (7%)
High Yield Bonds	0%
Thrivent High Yield Fund	0%
Intermediate/Long-Term Bonds	0%
Thrivent Income Fund	0%
Thrivent Core Bond Fund	0%
Short-Term/Intermediate Bonds	7%
Thrivent Limited Maturity Bond Fund	7%

Real Estate Investments (5%)
Real Estate	5%
Thrivent Real Estate Securities Fund	5%

Cash (0%)
Money Market Funds	0%
Thrivent Money Market Fund	0%

The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Fund to meet the target weightings for any sub-classes.

In addition to its investments in Underlying Funds, the Fund may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or rule or order of the Securities and Exchange Commission (“SEC”).

Principal Risks

The Fund is subject to the following principal investment risks.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance

2

in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Funds that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are relatively high. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds and, thus, the Fund may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of the Underlying Fund. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Credit, Interest Rate and High Yield Risk. To the extent the Fund allocates assets to Underlying Funds that invest in debt securities, it is subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income)

3

decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Investment Adviser Risk. The Underlying Funds are actively managed and the success of their investment strategies and, thus, the Fund depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The numbers in the table below show both layers of fees and expenses assuming that the Fund makes the initial target allocations in the Underlying Funds as described in “Principal Strategies” above.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.74%[1]
Total Annual Fund Operating Expenses	0.89%
Indirect Expenses of Underlying Funds	0.68%[2]
Total Annual Fund and Underlying Fund Operating Expenses	1.57%
Less Expense Reimbursement	-0.74%[3]
Net Annual Fund and Underlying Fund Operating Expenses	0.83%

[1]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[2]	“Indirect Expenses of Underlying Funds” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Fund through its investments in shares of the Underlying Funds. These indirect expenses are based on the current annual operating expenses of shares of the Underlying Funds and the Fund’s initial target allocations in the Underlying Funds. The actual indirect expenses of the Underlying Funds to be borne by the Fund will vary from those indicated due to changes in the Underlying Funds’ operating expenses and variations from the initial target allocations.
[3]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.74% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years

$160	$496

4

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5

Thrivent Moderately Aggressive Allocation Fund

Investment Objective

Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, real estate investments and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	72%	65-80%
Debt Securities	23%	15-30%
Real Estate Investments	5%	0-10%
Cash and Other Short-Term Instruments	0%	0-10%

The Fund may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Fund’s investment objective. The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

The Fund’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the table. The table is provided for information purposes only. The Fund’s actual weightings will vary. In addition, the Adviser may change the Fund’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities (72%)
Small Cap	8%
Thrivent Partner Small Cap Value Fund	2%
Thrivent Small Cap Stock Fund	4%
Thrivent Partner Small Cap Growth Fund	2%
Mid Cap	9%
Thrivent Partner Mid Cap Value Fund	3%
Thrivent Mid Cap Stock Fund	3%
Thrivent Mid Cap Growth Fund	3%
Large Cap	35%
Thrivent Large Cap Value Fund	12%
Thrivent Large Cap Stock Fund	11%
Thrivent Large Cap Growth Fund	12%
International	20%
Thrivent Partner International Stock Fund	20%

Debt Securities (23%)
High Yield Bonds	0%
Thrivent High Yield Fund	0%
Intermediate/Long-Term Bonds	10%
Thrivent Income Fund	10%
Thrivent Core Bond Fund	0%
Short-Term/Intermediate Bonds	13%
Thrivent Limited Maturity Bond Fund	13%

Real Estate Investments (5%)
Real Estate	5%
Thrivent Real Estate Securities Fund	5%

Cash (0%)
Money Market Funds	0%
Thrivent Money Market Fund	0%

The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Fund to meet the target weightings for any sub-classes.

In addition to its investments in Underlying Funds, the Fund may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the 1940 Act or rule or order of the SEC.

Principal Risks

The Fund is subject to the following principal investment risks.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance

6

in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Funds that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are relatively high. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds and, thus, the Fund may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of the Underlying Fund. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. Some of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds and, thus, the Fund are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange

7

rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed, and the success of their investment strategies and, thus, the Fund depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The numbers in the table below show both layers of fees and expenses assuming that the Fund makes the initial target allocations in the Underlying Funds as described in “Principal Strategies” above.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.52%[1]
Total Annual Fund Operating Expenses	0.67%
Indirect Expenses of Underlying Funds	0.70%[2]
Total Annual Fund and Underlying Fund Operating Expenses	1.37%
Less Expense Reimbursement	-0.59%[3]
Net Annual Fund and Underlying Fund Operating Expenses	0.78%

[1]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[2]	“Indirect Expenses of Underlying Funds” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Fund through its investments in shares of the Underlying Funds. These indirect expenses are based on the current annual operating expenses of shares of the Underlying Funds and the Fund’s initial target allocations in the Underlying Funds. The actual indirect expenses of the Underlying Funds to be borne by the Fund will vary from those indicated due to changes in the Underlying Funds’ operating expenses and variations from the initial target allocations.
[3]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.59% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years

$139	$434

8

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9

Thrivent Moderate Allocation Fund

Investment Objective

Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, cash and real estate investments). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	53%	45-65%
Debt Securities	32%	25-40%
Cash and Other Short-Term Instruments	10%	5-15%
Real Estate Investments	5%	0-10%

The Fund may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Fund’s investment objective. The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

The Fund’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the table. The table is provided for information purposes only. The Fund’s actual weightings will vary. In addition, the Adviser may change the Fund’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities (53%)
Small Cap	5%
Thrivent Partner Small Cap Value Fund	0%
Thrivent Small Cap Stock Fund	5%
Thrivent Partner Small Cap Growth Fund	0%
Mid Cap	6%
Thrivent Partner Mid Cap Value Fund	0%
Thrivent Mid Cap Stock Fund	6%
Thrivent Mid Cap Growth Fund	0%
Large Cap	27%
Thrivent Large Cap Value Fund	10%
Thrivent Large Cap Stock Fund	7%
Thrivent Large Cap Growth Fund	10%
International	15%
Thrivent Partner International Stock Fund	15%

Debt Securities (32%)
High Yield Bonds	4%
Thrivent High Yield Fund	4%
Intermediate/Long-Term Bonds	14%
Thrivent Income Fund	14%
Thrivent Core Bond Fund	0%
Short-Term/Intermediate Bonds	14%
Thrivent Limited Maturity Bond Fund	14%

Cash (10%)
Money Market Funds	10%
Thrivent Money Market Fund	10%

Real Estate Investments (5%)
Real Estate	5%
Thrivent Real Estate Securities Fund	5%

The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Fund to meet the target weightings for any sub-classes.

In addition to its investments in Underlying Funds, the Fund may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the 1940 Act or rule or order of the SEC.

Principal Risks

The Fund is subject to the following principal investment risks.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on

10

the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Funds that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are relatively high. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds and, thus, the Fund may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of the Underlying Fund. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds and, thus, the Fund are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange

11

rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed and the success of their investment strategies and, thus, the Fund depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The numbers in the table below show both layers of fees and expenses assuming that the Fund makes the initial target allocations in the Underlying Funds as described in “Principal Strategies” above.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	0.52%[1]
Total Annual Fund Operating Expenses	0.67%
Indirect Expenses of Underlying Funds	0.64%[2]
Total Annual Fund and Underlying Fund Operating Expenses	1.31%
Less Expense Reimbursement	-0.63%[3]
Net Annual Fund and Underlying Fund Operating Expenses	0.68%

[1]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[2]	“Indirect Expenses of Underlying Funds” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Fund through its investments in shares of the Underlying Funds. These indirect expenses are based on the current annual operating expenses of shares of the Underlying Funds and the Fund’s initial target allocations in the Underlying Funds. The actual indirect expenses of the Underlying Funds to be borne by the Fund will vary from those indicated due to changes in the Underlying Funds’ operating expenses and variations from the initial target allocations.
[3]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.63% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years

$133	$415

12

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13

Thrivent Moderately Conservative Allocation Fund

Investment Objective

Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities, equity securities, cash and real estate investments). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	45%	35-55%
Equity Securities	35%	25-45%
Cash and Other Short-Term Instruments	15%	10-20%
Real Estate Investments	5%	0-10%

The Fund may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Fund’s investment objective. The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

The Fund’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the table. The table is provided for information purposes only. The Fund’s actual weightings will vary. In addition, the Adviser may change the Fund’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Debt Securities (45%)
High Yield Bonds	4%
Thrivent High Yield Fund	4%
Intermediate/Long-Term Bonds	18%
Thrivent Income Fund	18%
Thrivent Core Bond Fund	0%
Short-Term/Intermediate Bonds	23%
Thrivent Limited Maturity Bond Fund	23%

Equity Securities (35%)
Small Cap	3%
Thrivent Partner Small Cap Value Fund	0%
Thrivent Small Cap Stock Fund	3%
Thrivent Partner Small Cap Growth Fund	0%
Mid Cap	3%
Thrivent Partner Mid Cap Value Fund	0%
Thrivent Mid Cap Stock Fund	3%
Thrivent Mid Cap Growth Fund	0%
Large Cap	19%
Thrivent Large Cap Value Fund	7%
Thrivent Large Cap Stock Fund	5%
Thrivent Large Cap Growth Fund	7%
International	10%
Thrivent Partner International Stock Fund	10%

Cash (15%)
Money Market Funds	15%
Thrivent Money Market Fund	15%

Real Estate Investments (5%)
Real Estate	5%
Thrivent Real Estate Securities Fund	5%

The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Fund to meet the target weightings for any sub-classes.

In addition to its investments in Underlying Funds, the Fund may invest in shares of unaffiliated mutual funds and other securities in a manner consistent with its investment objective and asset allocation strategy, but only to the extent permitted by the 1940 Act or rule or order of the SEC.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform

14

below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the Investment Company Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Funds that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are relatively high. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Credit, Interest Rate and High Yield Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds and, thus, the Fund are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Equity Investment and Issuer Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds and, thus, the Fund may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of the Underlying Fund. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because

15

the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed, and the success of their investment strategies and, thus, the Fund depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Funds. The Fund cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The numbers in the table below show both layers of fees and expenses assuming that the Fund makes the initial target allocations in the Underlying Funds as described in “Principal Strategies” above.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.74%[1]
Total Annual Fund Operating Expenses	0.89%
Indirect Expenses of Underlying Funds	0.61%[2]
Total Annual Fund and Underlying Fund Operating Expenses	1.50%
Less Expense Reimbursement	-0.87%[3]
Net Annual Fund and Underlying Fund Operating Expenses	0.63%

[1]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[2]	“Indirect Expenses of Underlying Funds” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Fund through its investments in shares of the Underlying Funds. These indirect expenses are based on the current annual operating expenses of shares of the Underlying Funds and the Fund’s initial target allocations in the Underlying Funds. The actual indirect expenses of the Underlying Funds to be borne by the Fund will vary from those indicated due to changes in the Underlying Funds’ operating expenses and variations from the initial target allocations.
[3]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.87% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years

$153	$474

16

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17

Thrivent Partner Small Cap Growth Fund

Investment Objective

Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of small companies. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Fund’s investment adviser has selected two subadvisers to serve as subadvisers for the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks of small companies, with market capitalizations up to $2.5 billion at the time of purchase, that the subadviser has determined to have above average prospects for growth. The Fund’s assets are allocated generally on an equal basis between the two investment subadvisers.

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. (“Turner”) uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.

Westcap Investors LLC

Westcap Investors LLC (“Westcap”) reviews the investment environment and economic climate to identify industries that it believes have better than average growth potential over the next 18-24 months. It uses fundamental research techniques to identify companies that it believes have strong management, past records of success, and superior business models. Westcap will consider selling a security when it determines that a company’s fundamentals or the relative valuation of its stock is less attractive.

Westcap has announced a plan to merge with Transamerica Investment Management LLC. The proposed merger is expected to close during the next 60 days. The proposed merger is not expected to affect the investment strategies or the portfolio management staff of the portion of the Portfolio that is currently subadvised by Westcap.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning

Defining

Terms

Fundamental analysis generally involves assessing a company’s or security’s value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company’s or security’s value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

18

common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock prices may fall dramatically.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Investment Adviser Risk. The Fund is actively managed, and success of the Fund’s investment strategy depends significantly on the skills of Turner and Westcap in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.99%[1]
Total Annual Fund Operating Expenses	1.89%
Less Expense Reimbursement	-0.80%[2]
Net Annual Expenses	1.09%

[1]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[2]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.80% of the aggregate daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years

$192	$594

19

Thrivent Partner Mid Cap Value Fund

Investment Objective

Thrivent Partner Mid Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund’s subadviser invests at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index at the time of investment. As of December 31, 2004, the capitalization range of the Russell Midcap Value Index was between $276 million and $14.9 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid-cap value style. The Fund ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is described on page 18.)

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Foreign Securities Risk. Stocks of non-U.S. companies in which the Fund invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risk of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by Fund exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund’s share price to decline.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

20

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Fund invests. The subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.99%[1]
Total Annual Fund Operating Expenses	1.74%
Less Expense Reimbursement	-0.90%[2]
Net Annual Expenses	0.84%

[1]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[2]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.90% of the aggregate daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years

$177	$548

21

Thrivent Real Estate Securities Fund

Investment Objective

Thrivent Real Estate Securities Fund seeks to achieve long-term growth of capital and high current income.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the investment adviser determine that the Fund would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

The Fund may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund.

Real Estate Industry Risk. Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Fund invests primarily in the real estate industry, the Fund’s performance will be closely tied to the performance of the real estate markets.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment subadvisers in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance

No performance information for the Fund is provided because it did not commence operations until June 30, 2005.

22

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.98%[1]
Total Annual Fund Operating Expenses	1.78%
Less Expense Reimbursement	-0.80%[2]
Net Annual Expenses	0.98%

[1]	“Other Expenses” are based on management’s estimates of anticipated other expenses and average net assets of the Fund for the current fiscal year. Actual expenses may vary from those indicated.
[2]	The Adviser has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.80% of the aggregate daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years

$181	$560

23

Disclosure of Fund Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their Fund securities is available in the statement of additional information for the Funds and at thrivent.com.

Management, Organization and Capital Structure

Investment Adviser

Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. Thrivent Investment Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1986 and managed approximately $65.4 billion in assets as of December 31, 2004, including approximately $10.9 billion in mutual fund assets.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds except Thrivent Partner Small Cap Growth Fund and Thrivent Partner Mid Cap Value Fund (the “Subadvised Funds”). For the Subadvised Funds, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Investment Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Funds have received an exemptive order from the SEC that permits Thrivent Investment Mgt. and the Funds, with the approval of the Funds’ Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Funds. Thrivent Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt. The advisory contract between Thrivent Investment Mgt. and Thrivent Mutual Funds provides for the following advisory fees:

FUND	ANNUAL ADVISORY FEES
Thrivent Aggressive Allocation Fund
$0—$500 million	.15%
More than $500 million	.125%
Thrivent Moderately Aggressive Allocation Fund
$0—$500 million	.15%
More than $500 million	.125%
Thrivent Moderate Allocation Fund
$0—$500 million	.15%
More than $500 million	.125%
Thrivent Moderately Conservative Allocation Fund
$0—$500 million	.15%
More than $500 million	.125%
Thrivent Partner Small Cap Growth Fund
$0—$500 million	.90%
More than $500 million	.80%
Thrivent Partner Mid Cap Value Fund
$0—$250 million	.75%
More than $250 million	.70%
Thrivent Real Estate Securities Fund	.80%

Portfolio Management

This section provides information about the portfolio management for each of the Funds. The Statement of Additional Information for the Funds provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund

Russell W. Swansen, David C. Francis and Mark L. Simenstad serve as portfolio co-managers of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund. Mr. Swansen is the Chief Investment Officer of Thrivent Investment Mgt. and serves as the team leader. Prior to joining Thrivent Investment Mgt. in 2004, he was a managing director of Colonnade Advisors, LLC from 2001 to 2003, and the President and Chief Investment Officer of PPM American from 1999 to 2000. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Investment Mgt.

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since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Investment Mgt. since 1999.

Thrivent Partner Small Cap Growth Fund

Thrivent Investment Mgt. has engaged Turner, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, and Westcap, 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025, as investment subadvisers for Thrivent Partner Small Cap Growth Stock.

Turner has been in the investment advisory business since 1990 and, as of December 31, 2004, managed approximately $15.8 billion in assets including separate accounts and mutual funds. Turner uses an investment management team that has day-to-day responsibility for managing its portions of the Fund’s assets. William C. McVail, CFA serves as lead manager and has been with Turner since 1998. Christopher L. McHugh serves as a co-manager, and has been with Turner since 1990. Frank L. Sustersic, CFA serves as a co-manager and has been with Turner since 1994. Jason D. Schrotberger, CFA serves as co-manager and has been with Turner since 2001. Prior to joining Turner, Mr. Schrotberger served as an investment analyst at BlackRock Financial Management.

Westcap has been in the investment advisory business since 1992 and, as of December 31, 2004, managed over $3.3 billion in assets including separate accounts and mutual funds. Westcap uses an investment advisory group to manage its portion of the Fund. Gregory S. Weirick and Josh D. Shaskan, CFA, serve as lead co-managers. Mr. Weirick, a Managing Director, co-founder, and Partner of Westcap, has been with Westcap since its inception in 1992. Mr. Shaskan, a Managing Director and Partner, joined Westcap in 1998. Other members of the team include Geoffrey I. Edelstein, CFA, CIC, Richard C. Farra, Jeffrey J. Hoo, CFA, John J. Huber, CFA, and John D. Lawrence, CFA. Mr. Edelstein, a Managing Director, Co-Founder and Partner of Westcap, has been with the firm since inception in 1992. Mr. Farra, Managing Director, joined Westcap in 2003 and has 23 years of investment industry experience. Prior to joining Westcap, Mr. Farra served as a Portfolio Manager and Analyst for Roxbury Capital Management, a Portfolio Manager at Trust Company of the West, Director of Research and Portfolio Manager at ARCO Investment Management Company, a Portfolio Manager and Analyst for Hughes Investment Management Company, and an Analyst for Beneficial Standard Investment Management Company. Mr. Hoo, a Senior Vice President/Security Analyst at Westcap, joined Westcap in 1997. Mr. Huber, a Senior Vice President/Security Analyst, joined Westcap in 2000. Prior to joining Westcap, he was a senior associate at Wilshire Associates and an information technology consultant at Arthur Andersen. Mr. Lawrence, a Security Analyst, joined Westcap in 2003 and has 4 years of investment industry experience. Prior to joining Westcap, Mr. Lawrence was an Assistant Vice President at Sanders Morris Harris and a Research Associate at Credit Suisse First Boston.

Thrivent Partner Mid Cap Value Fund

Thrivent Investment Mgt. has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 1 New York Plaza, 37th Floor, New York, New York, as investment subadviser for Thrivent Partner Mid Cap Value Fund. GSAM has been in the investment advisory business since 1990 and, as of December 31, 2004, managed approximately $422.8 billion in assets including separate accounts and mutual funds. GSAM uses its U.S. Value team to manage the day-to-day responsibilities of the Fund. Eileen Rominger is managing director and chief investment officer of the U.S. Value team and serves as lead portfolio manager. She has been with GSAM since 1999. Dolores Bamford, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Ms. Bamford was a portfolio manager at Putnam Investments. David Berdon is a co-manager and joined the U.S. Value team in 2001. Prior to joining GSAM, Mr. Berdon was a vice president for Business Development and Strategic Alliances at Soliloquy Inc. Andrew Braun is a co-manager and has been with the U.S. Value team since 1997. Scott Carroll, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Mr. Carroll was a portfolio manager and analyst at Van Kampen Funds. Sally Pope Davis is a co-manager and has been with the U.S. Value team since 2001. Prior to joining GSAM, Ms. Pope Davis was a relationship manager in private wealth management. Sean Gallagher is a co-manager and has been with the U.S. Value team since 2000. Lisa Parisi, CFA is a co-manager and joined the Value Team in August of 2001. Prior to joining GSAM, Ms. Parisis was a portfolio manager for John A. Levin & Co. Edward Perkin is a co-manager, and joined the U.S. Value team in 2002. Before joining GSAM, he was a research analyst with Fidelity Investments.

Thrivent Real Estate Securities Fund

Reginald L. Pfeifer serves as portfolio manager of the Thrivent Real Estate Securities Fund. Mr. Pfeifer has been with Thrivent Investment Mgt. since 1990 and has served as a portfolio manager since 2003. Previously, he was the Head of Fixed Income from 1998 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003.

Personal Securities Investments

Personnel of Thrivent Investment Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

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Shareholder Information

HOW TO CONTACT US

By Telephone:

1-800-847-4836

press 1 to speak with a customer service representative

or

press 2 to use the Automated Service Line

By Internet:

www.thrivent.com

By Mail (New Applications):

Thrivent Mutual Funds

P.O. Box 219347

Kansas City, Missouri 64121-9347

By Mail (Additional Investments):

Thrivent Mutual Funds

P.O. Box 219334

Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):

Thrivent Mutual Funds

P.O. Box 219348

Kansas City, Missouri 64121-9348

By Express Mail:

Thrivent Mutual Funds

330 W 9th Street

Kansas City, Missouri 64105

Pricing Funds’ Shares

The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Funds receive your payment or redemption request.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the adviser determines that they do not accurately reflect fair value for a security, the Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Trustees. For any portion of a Fund’s assets that are invested in other mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of

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these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Institutional Class Shares

Thrivent Mutual Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and participants in various mutual fund asset allocation, wrap account, and private account programs offered by Thrivent Investment Mgt. Institutional Class shares of the four Thrivent Asset Allocation Funds are not available to participants in the Thrivent wrap account program. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free 1-800-847-4836, or downloading it from our Web site (www.thrivent.com).

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment Interaction Center (“Interaction Center”) at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements. As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.

	INITIAL PURCHASE (AGGREGATE)	INITIAL PURCHASE (PER FUND)
Institutions	$500,000	$50,000
Congregations	$250,000	$25,000

These minimums do not apply to the mutual fund asset allocation, wrap account, and private account programs, which are fee-based investment advisory service offered by Thrivent Investment Mgt. The initial minimum investment for qualifying participants in these programs who purchase Institutional Class shares of the Funds is $25,000 per Fund.

Shares of the Funds are issued on days on which the New York Stock Exchange (“NYSE”) is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order. Good order means that your instructions and any required payment have been received in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures. Except as noted below, orders received before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day.

•	Orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt. must be placed with that broker-dealer prior to 3:00 pm Eastern time in order to be processed at the NAV for that day.
•	Orders of additional shares made by telephone or the internet before 4:00 pm Eastern time for pre-authorized purchase through your bank account will be processed the following day at the NAV calculated on the following day.

The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

•	By mail
•	By wire transfer

Initial Purchases by Mail

To buy shares of the Funds by mail:

•	Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to “Thrivent Mutual Funds.”

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal Reserve System.

Step 1:	Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

•	Your account registration;
•	The name of the Fund(s) in which you want to invest;
•	Your address;
•	Your Social Security or tax identification number;
•	The dollar amount;

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•	The name of the wiring bank; and
•	The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

Wire transfer to:

State Street Corp.

225 Franklin Street

Boston, MA 02101

ABA #011000028

Account # 4195-538-6

Credit:

Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

Further Credit:

[Name of the Fund]

[Shareholder Account Number]

[Shareholder Registration/Name]

Step 3: Mail your application. Your shares will be purchased when we receive your application.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

•	By mail
•	By telephone
•	By the Internet
•	By wire transfer
•	Through the Automatic Investment Plan

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer. In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

Wire transfer to:

State Street Corp.

225 Franklin Street

Boston, MA 02101

ABA #011000028

Account # 4195-538-6

Credit:

Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

Further Credit:

[Name of the Fund]

[Shareholder Account Number]

[Shareholder Registration/Name]

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds’ automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

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Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds’ bank draft plan. Under this plan, the Funds will withdraw from an investor’s bank checking or savings account in the amount specified on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draw. To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. bank. Thrivent Mutual Funds does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or third-party checks. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 business days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Redeeming Shares

When a Fund receives your request for redemption, it will redeem your shares at the next calculation of the NAV. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Please note that an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery. If you request a redemption by wire transfer, a fee of up to $50 may be assessed.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

You may redeem shares in any of the following ways:

•	By mail
•	By telephone
•	By the Internet
•	By wire transfer
•	Through the Systematic Withdrawal Plan

Telephone and Internet redemptions are not allowed if:

•	There has been a change of address in the preceding 30 days
•	The request is for more than $100,000

Redemptions by Mail

Step 1:	Contact your registered representative or our Interaction Center for a redemption form or prepare a written request including the following information:

•	Name(s) of the account owner(s);
•	Your account number;
•	The name of the Fund(s) whose shares are being redeemed; and
•	Dollar amount or number of shares you wish to redeem.

You must have a Medallion Signature Guarantee if you want to do any of the following:

•	Sell shares with a value of more than $100,000;
•	Send the proceeds to an address other than the one listed for your account;
•	Make the check payable to someone other than the account owners(s); or
•	Sell shares if there has been a change of address on your account within the preceding 30 days.

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:	Mail your redemption request.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.

Redemptions by the Internet

You may redeem shares from your accounts over the Internet. A Personal Identification Number (PIN) is required prior to

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authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

In order to redeem shares by wire transfer, your bank must be a member of, or have a corresponding relationship with, a member of the Federal Reserve System. When redeeming shares by wire transfer, the following conditions apply:

•	A fee of up to $50 may be assessed for redemptions by wire.
•	If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
•	This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

•	You need a minimum of $50,000 in your account ($25,000 for congregations) to start the plan.
•	You can select the date(s) on which the money is withdrawn.
•	To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
•	Money can be sent by check or electronic funds transfer.
•	To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next withdrawal.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds.

In addition, if you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

The Funds reserve the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading activity, as discussed in “Abusive Trading Policy and Monitoring Process.” Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds’ Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:

•	By mail
•	By telephone
•	By the Internet
•	By the Automatic Exchange Plan

Exchanges by Mail

Prepare and mail a written request including the following information:

•	Name(s) of the account owner(s);
•	Your Fund(s) and account number(s);
•	Dollar or share amount you wish to exchange;
•	The name of the Fund(s) and account number(s) you are exchanging into; and
•	Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day’s price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on certain retirement plan accounts.

Automatic Exchange Plans

You may exchange shares on a regular basis by using the Automatic Exchange Plan. The plan allows you to exchange funds at regular intervals, on dates you select, between the different funds of the Thrivent Mutual Funds. The following guidelines apply:

•	Exchanges are permitted between accounts of the same share class and accounts with similar registrations.
•	To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next exchange date.

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For further instructions on how to start, stop, or make changes to the plan, call the Investment Interaction Center at (800) THRIVENT (847-4836), or notify the Fund in writing.

Transaction Confirmations

Thrivent Investment Mgt. generally mails written confirmation of your transactions within five business days following the date of your transaction. Thrivent Investment Mgt. will mail confirmation of check writing transactions in Thrivent Money Market Fund monthly. Thrivent Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly. You also can check your account activity on thrivent.com or by calling the Automated Service Line at (800) 847-4836, option 2.

Accounts with Low Balances

Due to the high cost to shareholders of maintaining accounts with low balances, the Funds may convert your Institutional Class shares of a Fund to Class A shares of the same Fund (if any) if the value of your shares in the Fund falls below the required minimum amount for your type of account. If the Fund does not offer Class A shares, the Funds may redeem your Institutional Class shares in the Fund.

Before shares are converted to Class A shares or redeemed, you will be notified in writing and allowed 60 days to purchase additional shares. If additional shares are not purchased, any such redemption may be at a time that is not favorable to you.

Abusive Trading Policies and Monitoring Processes

The Funds discourage short-term or excessive trading and other abusive trading practices. Except as discussed below with respect to automatic investment plans, systematic withdrawal plans, transactions solely in your money market account, or omnibus accounts, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Abusive trading by shareholders can disrupt portfolio management, negatively impact fund performance, and increase Fund expenses. The Board of Trustees of the Funds has adopted the policy set forth below to deter abusive trading activity.

Several different tactics are used to reduce the frequency and effect that abusive trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity and restricting shareholder transactions on certain accounts to combat market timers. The Funds’ use of effective fair value pricing procedures also reduces the opportunities for market timers, especially for the Funds with securities that pose more frequent pricing challenges, such as international securities, high yield securities, and other securities whose market prices may not accurately reflect their fair value (see “Pricing Funds’ Shares”). Except as noted below, these policies apply uniformly to all shareholders.

When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control.

The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of shares to be abusive if the sale is made within seven days after purchase. This policy does not apply to automatic investment plans, systematic withdrawal plans, or transactions solely in your money market account, including checkwriting and debit card transactions. The Funds reserve the right, in their sole discretion, to identify other trading practices as abusive.

If a shareholder is believed to be engaging in abusive trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deems necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject or cancel any purchase request, including the purchase side of an exchange, without notice for any reason. If it becomes necessary to cancel a transaction of a shareholder whose account has been restricted, the Funds will promptly reverse the exchange or (if the purchase request is not associated with an exchange) refund the full purchase price to the shareholder.

Although, the Funds seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities are not known to the Fund, and the Funds do not have access to the individual shareholder account information for those accounts. The Funds monitor aggregate trading activity of the omnibus accounts, and if abusive trading is suspected, the Funds will contact the intermediary associated with the account to discourage shareholders from engaging in abusive trading practices and ask them to impose restrictions on excessive trades. However, the financial intermediaries associated with the omnibus accounts may be limited in their ability to restrict trading practices of their clients.

Standing Allocation Order

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Thrivent Allocation Funds”) purchase and redeem shares of the other Funds (the “Underlying Funds”) each business day pursuant to a standing allocation order (the “Allocation Order”). The Allocation Order provides daily instructions for

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how a purchase or redemption order by a Thrivent Allocation Fund should be allocated among the Underlying Funds. Each day, pursuant to the Allocation Order, a Thrivent Allocation Fund will purchase or redeem shares of the relevant Underlying Funds at the NAV for the Underlying Fund calculated that day. Any modification to the daily instruction provided by the Allocation Order must be before the close of trading on the NYSE.

Distributions

Dividends

Dividends of the Funds are declared and paid as follows:

—declared and paid quarterly	Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Real Estate Securities Fund

—declared and paid annually	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Mid Cap Value Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared and paid in December for the prior fiscal year ending October 31.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

•	Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

•	Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within the Thrivent Mutual Funds.

•	Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

•	All Cash. Distributions will be paid in cash. You may choose to send your distributions directly to your bank account or request to have a check sent to you. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

The Fund reserves the right to automatically reinvest any distributions into your account that are less than $10.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. The Funds expect that distributions from Thrivent Partner Small Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Aggressive Allocation Fund, and Thrivent Moderately Aggressive Allocation Fund will consist primarily of capital gains and that distributions from Thrivent Moderately Conservative Allocation Fund and Thrivent Moderate Allocation Fund will consist primarily of ordinary income. The distributions from Thrivent Real Estate Securities Fund may consist of both capital gains and ordinary income, and there is a possibility that some of the distributions may be classified as return of capital.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

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Every year, the Funds will send you a statement detailing the tax status amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The tax statement for all Funds except Thrivent Real Estate Securities Fund will be mailed in January. The REIT investments of Thrivent Real Estate Securities Fund do not provide complete tax information until after the calendar year-end. Consequently, Thrivent Real Estate Securities Fund expects to send your tax statement in February.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Institutional Class shares or (ii) exchanges of Institutional Class or Class B shares of a Fund for Institutional Class Shares of the same fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information.

Other Securities and Investment Practices

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks. Each of the additional strategies in this section are non-principal strategies except as otherwise noted. The Thrivent Allocation Funds may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities: Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs): Each of the Funds may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed Fund of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-backed and asset-backed securities: Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons: Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate Fund securities at a disadvantageous time.

Foreign securities: Each of the Funds may invest in foreign securities. (Foreign securities are a principal strategy for Thrivent Partner Mid Cap Value Fund.) Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure: Each of the Funds may have some international exposure (including emerging markets) in their investments. (International exposure is principal strategy for Thrivent Mid Cap Value Fund.) Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of

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foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities: Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending: Each of the Funds may seek additional income by lending Fund securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives: Each of the Funds may invest in derivatives. Derivatives, a category that includes options, and futures and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

High-yield bonds: Each of the Funds may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds: Each of the Funds may invest in government bonds and municipal bonds. As a result, the Fund’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Short-term trading: The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund’s transaction costs and may increase your tax liability.

Initial public offering: Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities ratings: When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Fund’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing: In response to market, economic, political or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.

Unusual Opportunities: Each of the Funds may purchase some securities that do not meet its normal investment

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criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Fund could lose money from such an investment.

Fund-of-Funds risk: The Thrivent Allocation Funds allocate their assets among certain of the other Funds (“Underlying Funds”). From time to time, one or more of the Underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Allocation Funds or other investors. These transactions may affect the Underlying Funds since Underlying Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Underlying Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Allocation Funds owns a substantial portion of any Underlying Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Fund may be adversely affected if the Underlying Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Allocation Funds may own substantial portions of some Underlying Funds, a redemption or reallocation by a Thrivent Allocation Fund away from an Underlying Fund could cause the Underlying Fund’s expenses to increase. As an investor in an Underlying Fund, a Thrivent Allocation Fund will bear its ratable share of the Underlying Fund’s expenses, in addition to the expenses of the Thrivent Allocation Fund with respect to the assets so invested.

Information about the Underlying Funds

The investment objectives, principal strategies, and principal risks of Thrivent Partner Small Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Real Estate Securities Fund are described earlier in this prospectus. This section describes the investment objectives, principal strategies, and principal risks of the other Underlying Funds.

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Thrivent Partner Small Cap Value Fund

Investment Objective

Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund’s subadviser focuses mainly on the stocks of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index. Although market capitalizations are constantly changing, as of December 31, 2004, the largest companies included in the Index have market capitalizations of less than $6.1 billion. The Fund will not sell a stock just because the company has grown to a market capitalization outside the range. Should the subadviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund’s subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and
•	a sound balance sheet and other positive financial characteristics.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is described on page 18.)

Principal Risks

Thrivent Partner Small Cap Value Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Small Cap Stock Fund

Investment Objective

Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund’s investment adviser focuses mainly in the stocks of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000 Index. Although market capitalizations are constantly changing, as of December 31, 2004 those indexes included companies with market capitalizations less than $2.8 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Mid Cap Growth Fund

Investment Objective

Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund’s investment adviser focuses mainly on stocks of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index or the S&P Mid Cap 400/Barra Growth Index at the time of the Fund’s investment. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalization between $344 million and $34.5 billion. Should the Fund’s investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund’s investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Mid Cap Stock Fund

Investment Objective

Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund’s investment adviser focuses mainly on the stocks of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index or the Russell MidCap Index. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalization between $344 million and $34.5 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and
•	have a strong financial position.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

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Thrivent Partner International Stock Fund

Investment Objective

Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Principal Strategies

The Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the investment adviser, determine that the Fund would benefit from reducing the percentage of its assets invested in stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium sized companies. Thrivent Investment Mgt. has selected two subadvisers with differing management styles to subadvise the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Fund’s assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc. (“Price International”)

Price International’s stock selection reflects a growth style. While stocks may be purchased without regard to a company’s market capitalization, Price International’s focus typically will be on large and, to a lesser extent, medium-sized companies.

In determining the appropriate distribution of investments among various countries and geographic regions, Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental analysis is described on page 18.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

•	Leading market position
•	Attractive business niche
•	Strong franchise or natural monopoly
•	Technological leadership or proprietary advantages
•	Seasoned management
•	Earnings growth and cash flow sufficient to support growing dividends
•	Healthy balance sheet with relatively low debt

Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP (“Mercator”)

Mercator’s stock selection reflects a value style. Mercator may invest in securities of issuers of any capitalization size. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors. Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and

40

economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Stocks of non-U.S. companies in which the Fund invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund’s share price to decline.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of Price International and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

41

Thrivent Large Cap Growth Fund

Investment Objective

Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund’s investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Barra Growth Index, the Russell 1000 Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least $482 million. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical analysis are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

42

Thrivent Large Cap Value Fund

Investment Objectives

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund’s investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Barra Value Index, the Russell 1000 Value Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least $482 million. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes are undervalued in relation to their long-term earnings power or asset value.

These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

43

Thrivent Large Cap Stock Fund

Investment Objective

Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund’s investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least market capitalization $749 million. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

44

Thrivent High Yield Fund

Investment Objective

Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Fund’s investment adviser. The Fund invests in securities regardless of the securities’ maturity average. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

45

Thrivent Income Fund

Investment Objective

Thrivent Income Fund seeks high current income while preserving principal. The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality the Fund’s investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

46

Thrivent Core Bond Fund

Investment Objective

Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s investment adviser. Should the Fund’s investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such bonds and securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The Fund is subject to the following principal investment risks:

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

47

Thrivent Limited Maturity Bond Fund

Investment Objective

Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The average dollar-weighted portfolio maturity for the Fund is expected to be less than three years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s investment adviser. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.) The investment adviser focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks

The Fund is subject to the following principal investment risks.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk. The success of the Fund’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Defining

Terms

The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

48

Thrivent Money Market Fund

Investment Objective

Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Principal Strategies

The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s investment adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 18.)

The investment adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the investment adviser to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the investment adviser to be of comparable quality), or kept in cash.

Principal Risks

The Fund is subject to the following principal investment risks:

Credit Risk. Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Fund invests.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

49

Thrivent Investment Management®

625 Fourth Ave. S., Minneapolis, MN 55415-1665

www.thrivent.com • e-mail: mail@thrivent.com

800-THRIVENT (800-847-4836)

Thrivent Mutual Funds

By Telephone:

800-847-4836

press 1 to speak with a customer service

representative or

press 2 to use the Automated Service Line

By Internet:

www.thrivent.com

By Mail (New Applications):

Thrivent Mutual Funds

P.O. Box 219347

Kansas City, Missouri 64121-9347

By Mail (Additional Investments):

Thrivent Mutual Funds

P.O. Box 219334

Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):

Thrivent Mutual Funds

P.O. Box 219348

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210 West 10th Street, 8th Floor

Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. You may request a free copy of the Statement of Additional Information or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the SEC in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to: publicinfo@sec.gov.

1940 Act File No. 811-5075

Thrivent Investment Management®

625 Fourth Ave. S., Minneapolis, MN 55415-1665

www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

23999PR N6-05

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

Series of

Thrivent Mutual Funds

Statement of Additional Information

Dated June 30, 2005

Each of the above-referenced mutual funds are series of Thrivent Mutual Funds (the “Trust”). Class A and Institutional Class shares are offered through separate prospectuses. Each such prospectus is referred to hereinafter as a “Prospectus”. This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated June 30, 2005, for the applicable class of the above-referenced series of the Trust. To receive a copy of the Prospectus, write to Thrivent Mutual Funds, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust is authorized to issue shares of beneficial interest, par value $.01 per share, divisible into an indefinite number of different series and classes and operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. The Trust commenced operations on July 16, 1987, and currently consists of 31 series (each a “Fund” and collectively the “Funds”). Each of the Funds described in this SAI commenced operations on June 30, 2005. Each Fund other than the Thrivent Allocation Funds, as defined below, is diversified.

The other series of the Trust are described in separate statements of additional information. Some of the other series of the Trust previously offered Class B shares, although Class B shares are no longer offered for sale.

The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. A vote of shareholders or the Board of Trustees may amend the Declaration of Trust. The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize.

Each class is subject to such investment minimums and other conditions as set forth in the Trust’s prospectuses as from time to time is in effect. Differences in expenses among classes are described in the Trust’s Amended and Restated Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940. Class A, Class B and Institutional Class shares pay the expenses associated with their different distribution arrangements. Each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other class. All other expenses will be allocated to each class on the basis of the net asset value of the particular Fund.

Each class shares has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class or where the interests of one class differ from the interests of the other class. Class A and Class B shares have exclusive voting rights on matters involving the Rule 12b-1 Distribution Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:

1.	when required otherwise by the 1940 Act; or

2.	when the Trustees determine that the matter does not affect all Funds; then, only the shareholders of the affected Funds may vote.

Shares are freely transferable, and holders thereof are entitled to receive dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds annual shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust’s outstanding shares. Shareholders may remove the Trustees from office by votes cast in person or by proxy at a shareholder meeting.

At the request of shareholders holding 10% or more of the outstanding shares of the Fund, the Fund will hold a special meeting for the purpose of considering the removal of a Trustee(s) from office, and the Fund will cooperate with and assist shareholders of record who notify the Fund that they wish to communicate with other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.

Under Massachusetts’s law, shareholders of a business trust may be held personally liable, under certain circumstances, for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts performed on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

In addition to those practices stated in the Prospectus, various Funds may purchase the following securities or may engage in the following transactions. Each of these investment practices are non-principal investment strategies except as otherwise noted.

Thrivent Allocation Funds

Each of the Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund (each, a “Thrivent Allocation Fund” and collectively, the “Thrivent Allocation Funds”) is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in other series of the Trust. Currently, as required by Section 12(b)(1)(G) of the 1940 Act, each Thrivent Allocation Fund may only invest in other affiliated mutual funds, as well as Government Securities and Short-Term Paper (as such terms are defined in the 1940 Act), and must meet certain other conditions. The Thrivent Allocation Funds will also invest in other securities as and to the extent permitted by the 1940 Act or rule or order of the Securities and Exchange Commission (“SEC”). As of the date of this SAI, the SEC has proposed but not yet adopted rules that would give funds of funds greater flexibility in the types of investments they can make. If the rules are adopted as proposed, the Thrivent Allocation Funds may be able to invest in other investment companies that are unaffiliated with the Trust (to a limited extent) and in other securities such as stocks, bonds and other types of investments.

None of the Thrivent Allocation Funds is “diversified” within the meaning of the 1940 Act because it intends to invest primarily in shares of other series of the Trust. A mutual fund is diversified if at least 75% of the value of its total assets is represented by Government Securities (as defined in the 1940 Act), cash and cash items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund’s total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.

Other Securities

Thrivent Partner Small Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Real Estate Securities Fund, and, to the extent permitted by the 1940 Act or rule or order of the SEC, Thrivent Allocation Funds, may invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Funds may invest in U.S. Government securities or cash.

Thrivent Partner Small Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Real Estate Securities Fund will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below “Baa”, as rated by Moody’s Investors Service, Inc. (“Moody’s”), or below “BBB”, as rated by Standard & Poor’s Corporation (“S&P”). For a description of Moody’s and S&P’s ratings, see “Description of Debt Ratings”. Securities rated below investment grade (sometimes referred to as “high yield” or “junk bonds”) are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”) (or a subadviser) to be creditworthy.

Restricted Securities

The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Funds will invest more than 15% of its net assets in illiquid securities (10% in the case of Thrivent Money Market Fund).

Reverse Repurchase Agreements

Each Fund also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Fund will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund’s records at the trade date and maintained until the transaction is settled.

When Issued and Delayed Delivery Transactions

Each Fund may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Fund will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

The Funds may enter into dollar roll transactions with respect to mortgage securities in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs or higher taxes for the Funds, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The Funds may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities, and the other Funds may invest in such instruments as a non-principal strategy. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only (“IO”) classes entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only (“PO”) classes entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund’s portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities

The Funds may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Funds may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The extent to which the Funds can purchase these securities is subject to Rule 2a-7 under the 1940 Act. These notes are normally not traded, and there is no secondary market for the notes. However, a Fund may demand payment of the principal for such Fund at any time. The Funds’ purchases of variable rate master demand notes are limited to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Fund might not be able to dispose of the note due to the absence of a secondary market. A Fund might suffer a loss to the extent of the default. The Funds only invest in variable rate master demand notes when they deem them to involve minimal credit risk.

Lending Securities

Consistent with applicable regulatory requirements, each of the Funds may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Fund, the Adviser will take into account the investment objective and principal strategies of the Fund. For the period during which the securities are on loan, the lending Fund will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.

No Fund may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Put and Call Options

As described below, each of the Funds may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” we hold the security underlying the option or the right to obtain it at no additional cost. If the option is not covered, the Fund will earmark liquid securities as collateral. When a Fund sells put options, the collateral must be equal to the purchase obligation of the Fund, less any amount maintained as margin. When a Fund sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling (“Writing”) Covered Call Options: The Funds may from time to time sell (“write”) covered call options on any portion of their portfolios as a hedge to provide partial protection against adverse movements in prices of securities in those Funds and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (“strike”) price. As the writer of a call option, a Fund assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Fund until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security. A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options: The Funds may also from time to time purchase call options on securities in which those Funds may invest. As the holder of a call option, a Fund has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Fund intends to purchase. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options: The Funds may from time to time sell (“write”) covered put options if the put option is part of a combined position (see “Combined Position Option” below). As the writer of a put option, the Fund assumes the obligation to pay a predetermined (“strike”) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Fund generally will not be called upon to purchase the security. The Fund will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Fund may be called upon to purchase the security at the strike price.

Buying Put Options: The Funds may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (“strike”) price. A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies: The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options: As part of its options transactions, the Funds may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined Position Options. The Funds may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Funds may engage in “straddle” and “spread” transactions. A “straddle” is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A “spread” is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Fund will depend on Thrivent Investment Mgt.’s or the Subadviser’s perception of anticipated market movements.

Negotiated Transactions: The Funds will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. A Fund effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser’s or subadviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Fund. This risk is described more completely in the section of this Statement of Additional Information entitled, “Risks of Transactions in Options and Futures”.

Options written or purchased by a Fund in negotiated transactions are illiquid and there is no assurance that a Fund will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so. In the event the Fund is unable to effect a closing transaction with the holder of a call option written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

Closing Transactions: The Funds may dispose of options that they have written by entering into “closing purchase transactions”. Those Funds may dispose of options that they have purchased by entering into “closing sale transactions”. A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Fund realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Fund realizes a loss if the premium paid is more than the premium received. The Fund may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Fund realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures

Selling Futures Contracts: The Funds may sell financial futures contracts (“futures contracts”) as a hedge against adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund. The Fund would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called “margin” by commodities exchanges and brokers.

The payment of “margin” in these transactions is different than purchasing securities “on margin”. In purchasing securities “on margin” an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of “margin” involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Fund and its broker, but rather is a “good faith deposit” by a Fund to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Fund will receive or pay “variation margin” equal to the daily change in the value of the position held by the Fund.

Buying Futures Contracts: The Funds may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Funds may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Fund intends to purchase. A Fund would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Fund intends to purchase.

Options on Futures Contracts: The Funds may also sell (“write”) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Fund intends to purchase.

Currency Futures Contracts and Options: The Funds may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

Limitations: The Funds may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Fund will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Fund’s existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Fund’s total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Fund will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

Hybrid Investments

As part of their investment program and to maintain greater flexibility, the Funds may invest in hybrid instruments (a potentially high-risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the hybrid instrument, the creditworthiness of the counterparty to the transaction would be a risk factor which a Fund would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Investment Mgt. or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Investment Mgt.’s or a subadviser’s accuracy in predicting the future changes in interest rate levels and securities price movements.

A Fund will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. When a Fund uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Fund would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Fund could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box

The Funds may effect short sales, but only if such transactions are short sale transactions known as short sales “against the box”. A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency Warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Fund’s use of such contracts would include, but not be limited to, the following:

•	When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

•	When a Fund determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency.

Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Investment Mgt. or a subadviser have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

A Fund may enter into forward contracts for any other purpose consistent with the Fund’s investment objective and program. However, a Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Funds are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar. “Reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each Fund may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses which would result in the Fund paying its proportionate share. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. None of the Funds will invest in other investment companies for the purpose of gaining control of the investment company. The extent to which a Fund can invest in other investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs)

ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase shares in an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies

Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Funds hold their investments. In addition, the Funds may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Funds intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Funds will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Disclosure of Portfolio Holdings

The Trust has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Funds or useful to the Funds’ shareholders without compromising the integrity or performance of the Funds. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds and their shareholders) are met, the Funds do not provide or permit others to provide information about a Fund’s portfolio holdings on a selective basis.

Before any non-public disclosure of information about a Fund’s portfolio holdings is permitted, however, the Trust’s Chief Compliance Officer or a designated attorney in Thrivent Financial’s Securities Law Department must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund’s shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Accordingly, all of the persons with whom an arrangement is made for non-public disclosure will have satisfied the aforementioned requirements. Under no circumstances may the Trust, Thrivent Investment Mgt. or their affiliates receive any consideration or compensation for disclosing the information.

The Funds include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (www.Thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Fund, the market value of the Fund’s holdings, and the percentage of the Fund’s assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Investment Mgt. may distribute or authorize the distribution of information about a Fund’s portfolio holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Fund. Thrivent Investment Mgt. may also distribute or authorize distribution of information about a Fund’s portfolio holdings that is not publicly available to the Fund’s service providers who require access to the information in order to fulfill their contractual duties relating to the Funds, including the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing service, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Funds by rating agencies. In addition, the Fund may provide early disclosure of portfolio holdings information to third-party consultants advising qualified plans or the Adviser. A Fund may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Fund with potential transactions and management of the Fund.

Information may be disclosed with any frequency and any time lag, as appropriate. Thrivent will not disclose information about a Fund’s portfolio holdings that is not publicly available to the Fund’s individual or institutional investors.

In accordance with these policies and procedures, the Funds have ongoing arrangements to provide the Funds’ portfolio holding information to State Street Bank and Trust Company (custodian and securities lending agent) at the end of each day, to Lipper, Bloomberg, Vickers Stock Research Corporation, Thompson Financial, Standards & Poors and the Funds’ subadvisers (limited to the portion of the portfolios managed by the subadviser) on a monthly basis one day after the end of the month, to Morningstar, Inc. on a monthly basis 60 days after the end of the month, and to Callan Associates on a quarterly basis one day after the end of the quarter.

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.

Investment Limitations

The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of that Fund as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a “1940 Act Majority Vote”).) Under these restrictions, with respect to each Fund:

1.	None of the Funds may borrow money, except that a Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund’s total assets immediately after the time of such borrowing.

2.	None of the Funds may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the Securities and Exchange Commission.

3.

None of the Funds, will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction does not apply to the Thrivent Allocation Funds, which are “non-diversified” within the meaning of the 1940 Act.

4.	None of the Funds may buy or sell real estate, except that any Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5.	None of the Funds may purchase or sell commodities or commodity contracts, except that any Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.	None of the Funds may make loans, except that any Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.	None of the Funds will underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

8.	None of the Funds will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the 1940 Act). In addition, with respect to the Thrivent Money Market Fund, this restriction does not apply to instruments issued by domestic banks. This restriction does not apply to the Thrivent Allocation Funds, which primarily invest in other Funds of the Trust that could be considered to be in the same industry.

The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

1.	None of the Funds will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund’s total assets are outstanding. The Funds intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.	The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of “more than 25%”) of a Fund’s total assets.

3.	The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. Government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a “Government Security” under the 1940 Act.

4.	The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Funds.

The Trust has applied for an exemptive order from the SEC which would allow the Funds to engage in an interfund lending program. In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Funds to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in “self-dealing,” i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Funds’ interfund lending arrangement is designed to ensure that each Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

Each of the Funds, other than the Thrivent Allocation Funds, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy is required as a condition for the ability of the Thrivent Allocation Funds to invest in other Funds of the Trust.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 31 series of the Trust and also serves as:

•	Director of Thrivent Series Fund, Inc., a registered investment company consisting of 31 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent Financial”) and Thrivent Life Insurance Company (“TLIC”) and investment options in the retirement plan offered by Thrivent Financial

•	Trustee of Thrivent Financial Securities Lending Trust, a registered investment company consisting of one Portfolio that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

Interested Trustee(1)

Name, Address and Age	Position with Trust and Length of Service(2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Pamela J. Moret 625 Fourth Avenue South Minneapolis, MN Age 49	President since 2002 and Trustee since 2004	63	Executive Vice President, Marketing and Products, Thrivent Financial since 2002; Senior Vice President, Products, American Express Financial Advisors from 2000 to 2001; Vice President, Variable Assets, American Express Financial Advisors from 1996 to 2000	Director, Lutheran World Relief; Director, Minnesota Public Radio

Independent Trustees(3)

Name, Address and Age	Position with Trust and Length of Service(2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
F. Gregory Campbell 625 Fourth Avenue South Minneapolis, MN Age 65	Trustee since 1992	63	President, Carthage College	Director, National Association of Independent Colleges and Universities, Director, Johnson Family Funds, Inc., an investment company consisting of four portfolios; Director, Kenosha Hospital and Medical Center Board; Prairie School Board; United Health Systems Board

Herbert F. Eggerding, Jr. 625 Fourth Avenue South Minneapolis, MN Age 67	Lead Trustee since 2003	63	Management consultant to several privately owned companies	None

Noel K. Estenson 625 Fourth Avenue South Minneapolis, MN Age 66	Trustee since 2004	63	Retired	None

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN Age 62	Trustee since 1987	63	Retired; previously Vice President, Public Affairs and Chief Economist, Conagra, Inc. (agribusiness)	Director, International Agricultural Marketing Association

Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN Age 62	Trustee since 2004	63	President, National Legal Center for the Public Interest, since 2004; General Counsel, U.S. Department of Housing and Urban Development, 2001-2004; Partner, Baker & Hosteller, 1986-2001	Director, The Washington Hospital Center

Connie M. Levi 625 Fourth Avenue South Minneapolis, MN Age 65	Trustee since 2004	63	Retired	Director, Norstan, Inc.

Edward W. Smeds 625 Fourth Avenue South Minneapolis, MN Age 69	Chairman and Trustee since 1999	63	Retired	Chairman of Carthage College Board

Executive Officers

Name, Address and Age	Position with Trust and Length of Service(2)	Principal Occupation During the Past 5 Years
Pamela J. Moret 625 Fourth Avenue South Minneapolis, MN Age 49	President since 2002	Executive Vice President, Marketing and Products, Thrivent Financial since 2002; Senior Vice President, Products, American Express Financial Advisors from 2000 to 2001; Vice President, Variable Assets, American Express Financial Advisors from 1996 to 2000

Katie S. Kloster 625 Fourth Avenue South Minneapolis, MN Age 40	Vice President and Chief Compliance Officer since 2004	Vice President and Rule 38a-1 Chief Compliance Officer since 2004 previously Vice President and Comptroller of Thrivent Financial

Randall L. Boushek 625 Fourth Avenue South Minneapolis, MN Age 48	Treasurer and Principal Financial Officer since 2004	Senior Vice President and Chief Financial Officer, Thrivent Financial

Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 47	Vice President since 2004	Senior Vice President and Chief Investment Officer, Thrivent Financial, since 2004; Managing Director, Colonnade Advisors, LLC, from 2001 to 2003, President and Chief Investment Officer of PPM American from 1999 to 2000

Nikki L. Sorum 625 Fourth Avenue South Minneapolis, MN Age 43	Vice President since 2004	Senior Vice President, Business Development, Thrivent Financial, since 2002; previously Senior Vice President, RBC Dain Rauscher

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 40	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial, since 2003; independent consultant, 2001 to 2003; Vice President, Director of Information Technology, Investment Advisers, Inc., 1999 to 2000

Marnie L. Loomans-Thuecks 4321 North Ballard Road Appleton, WI Age 42	Vice President since 2004	Vice President, Customer Interaction Department, Thrivent Financial

Thomas R Mischka 4321 North Ballard Road Appleton, WI Age 45	Vice President and Anti-Money Laundering Officer since 2003	Vice President of Divisional Support Services, Thrivent Financial

Kenneth L. Kirchner 4321 North Ballard Road Appleton, WI Age 38	Assistant Vice President and Assistant Secretary since 2004	Director, Transfer Agency Operations, Thrivent Financial

Sandra A. Diedrick 4321 North Ballard Road Appleton, WI Age 53	Assistant Vice President and Assistant Secretary since 2004	Director, Interaction Center, Thrivent Financial

David R. Spangler 625 Fourth Avenue South Minneapolis, MN Age 38	Assistant Vice President since 2004	Director, of Investment Product Management, Thrivent Financial since 2002; Vice President-Product Development, Wells Fargo Bank-Funds Management Group, from 2000 to 2002; Analyst, MCSI, Inc., 2000; Vice President-Product Development, US Bank-First American Funds, 1997 to 2000

John C. Bjork 625 Fourth Avenue South Minneapolis, MN Age 52	Assistant Secretary since 2003	Senior Counsel, Thrivent Financial

Marlene J. Nogle 625 Fourth Avenue South Minneapolis, MN Age 57	Assistant Secretary since 2003	Senior Counsel, Thrivent Financial

Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 35	Assistant Treasurer since 1999	Director, Fund Accounting Operations, Thrivent Financial

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 37	Assistant Treasurer since 2002	Director, Fund Accounting Administration, Thrivent Financial since 2002; Manager—Portfolio Compliance, Lutheran Brotherhood from 2001 to 2002; Manager—Fund Accounting, Minnesota Life from 2000 to 2001; Supervisor—Securities Accounting, Lutheran Brotherhood from 1998 to 2000

(1)	“Interested person” of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.
(2)	Each Trustee serves an indefinite term until her or his successor is duly elected and qualified. The bylaws of the Trust provide that each Trustee must retire at the end of the year in which the Trustee attains age 70. Officers serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	The Trustees other than Ms. Moret are not “interested persons” of the Trust and are referred to as “Independent Trustees.”

Committees of the Board of Trustees

Committee	Members(1)	Function	Meetings Held During Last Fiscal Year(2)
Audit and Compliance	F. Gregory Campbell Herbert F. Eggerding, Jr. Noel K. Estenson Richard L. Gady Richard A. Hauser Connie M. Levi Edward W. Smeds	The 1940 Act requires that the Trusts’ independent auditors be selected by a majority of those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. The Audit and Compliance Committee is responsible for recommending the engagement or retention of the Trust’s independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services, including permitted non-audit services, provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of procedures of internal auditing, reviewing the system of internal accounting control, and overseeing the legal and regulatory compliance matters of the Funds.	2

Contracts	F. Gregory Campbell Herbert F. Eggerding, Jr. Noel K. Estenson Richard L. Gady Richard A. Hauser Connie M. Levi Edward W. Smeds	The function of the Contracts Committee is to assist the Board of Trustees in fulfilling its duties with respect to the review and approval of contracts between the Trust and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board of Trustees deems necessary or appropriate for the continuation of operations of each Fund.	2

Governance	F. Gregory Campbell Herbert F. Eggerding, Jr. Noel K. Estenson Richard L. Gady Richard A. Hauser Connie M. Levi Edward W. Smeds	The Governance Committee assists the Board of Trustees in fulfilling its duties with respect to the governance of the Trust, including recommendations regarding evaluation of the Board of Trustees, compensation of the Trustees and composition of the committees and the Board’s membership. The Governance Committee makes recommendations regarding nominations for Trustees and will consider nominees suggested by shareholders sent to the attention of the President of the Trust.	3

(1)	The Independent Trustees serve as members of each Committee.
(2)	The Trust changed is fiscal year during 2004 from a fiscal year ending April 30 to a fiscal year ending October 31, so the number of meetings shown is for the six-month fiscal period ending October 31, 2004. The number of meetings held by each Committee during the fiscal year ending April 30, 2004 was as follows: Audit and Compliance-4; Contracts-4; and Governance-5.

Beneficial Interest in the Funds by Trustees

The Funds described in this SAI first became available on June 30, 2005, so none of the Trustees own shares in the Funds. The following tables provide information as of December 31, 2004, regarding the aggregate amount of each Trustee’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee.

Interested Trustee

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Investment Company Complex
Pamela J. Moret

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

	N/A N/A N/A N/A N/A N/A N/A	Over $100,000

Independent Trustees

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Investment Company Complex
F. Gregory Campbell

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

	N/A N/A N/A N/A N/A N/A N/A	Over $100,000

Herbert F. Eggerding, Jr.

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

	N/A N/A N/A N/A N/A N/A N/A	Over $100,000

Noel K. Estenson

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

	N/A N/A N/A N/A N/A N/A N/A	Over $100,000

Richard L. Gady

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

	N/A N/A N/A N/A N/A N/A N/A	Over $100,000

Richard A. Hauser

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

	N/A N/A N/A N/A N/A N/A N/A	Over $100,000

Connie M. Levi

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

	N/A N/A N/A N/A N/A N/A N/A	$50,001-$100,000

Edward W. Smeds

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Real Estate Securities Fund

	N/A N/A N/A N/A N/A N/A N/A	Over $100,000

Compensation of Trustees

The Trust makes no payments to any of its officers for services performed for the Trust. The Independent Trustees are paid an annual compensation of $80,000 to attend meetings of the Board of Trustees of the Trust, the Board of Directors of Thrivent Series Fund, Inc., and the Board of Trustees of Thrivent Financial Securities Lending Trust. The Chairman and the “lead” Trustee are compensated an additional $10,000 per year for each such position. Independent Trustees are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Trust.

The following tables provide the amounts of compensation paid to the Trustees (other than Mr. Hauser, who was elected as a Trustee on November 8, 2004) either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended April 30, 2004 and the fiscal period ending October 31, 2004:

Name, Position	Aggregate Compensation from Trust for One Year Ending April 30, 2004	Total Compensation Paid by Fund and the Investment Company Complex for One Year Ending April 30, 2004
Pamela J. Moret[1] Trustee	$0	$0
F. Gregory Campbell Trustee	$49,100	$65,000
Herbert F. Eggerding, Jr. Lead Trustee	$24,500	$67,500
Noel K. Estenson[2] Trustee	$0	$65,000
Richard L. Gady[2] Trustee	$49,100	$65,000
Connie M. Levi Trustee	$0	$65,000
Edward W. Smeds[2] Chairman and Trustee	$50,988	$67,500

Name, Position	Aggregate Compensation from Trust for Six Months Ending October 31, 2004	Total Compensation Paid by Fund and the Investment Company Complex for Six Months Ending October 31, 2004
Pamela J. Moret[1] Trustee	$0	$0
F. Gregory Campbell Trustee	$20,966	$40,000
Herbert F. Eggerding, Jr. Lead Trustee	$23,596	$45,000
Noel K. Estenson[2] Trustee	$20,966	$40,000
Richard L. Gady[2] Trustee	$20,966	$40,000
Connie M. Levi Trustee	$20,966	$40,000
Edward W. Smeds[2] Chairman and Trustee	$23,596	$45,000

(1)	“Interested person” of the Fund as defined in the Investment Company Act of 1940.
(2)	The Trust has adopted a deferred compensation plan for the benefit of the disinterested Trustees of the Trust who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Trust. Compensation deferred is invested in Thrivent Mutual Funds, the allocation of which is determined by the individual Trustee. As of October 31, 2004, the total amount of deferred compensation payable to Mr. Estenson was $40,624; the total amount of deferred compensation payable to Mr. Gady was $216,383; and the total amount of deferred compensation payable to Mr. Smeds was $285,525.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons, Principal Holders, and Management Ownership

It is expected that Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 (including its wholly-owned subsidiaries), will be the sole shareholder of each of the Fund’s shares at the time of the commencement of the Funds’ operations.

INVESTMENT ADVISERS, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS

Investment Adviser

The Funds’ investment adviser, Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, was organized as a Delaware corporation on July 29, 1986. Thrivent Investment Mgt. is a wholly-owned subsidiary of Thrivent Financial Holdings, Inc., which, in turn, is a wholly-owned subsidiary of Thrivent Financial, a fraternal benefit society. The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth below under “Affiliated Persons”.

Investment decisions for each of the Funds (except Thrivent Partner Small Cap Growth Fund and Thrivent Partner Mid Cap Value Fund) are made by Thrivent Investment Mgt., subject to the overall direction of the Board of Trustees. Thrivent Investment Mgt. also provides investment research and supervision of each of the Funds’ investments (except Thrivent Partner Small Cap Growth Fund and Thrivent Partner Mid Cap Value Fund) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.

Thrivent Investment Mgt. Portfolio Managers

Other Accounts Managed by the Thrivent Investment Mgt. Portfolio Managers

The following table provides information relating to other accounts managed by the Thrivent Investment Mgt. portfolio managers as of December 31, 2004:

Portfolio Manager	Registered Investment Companies		Other Accounts		Thrivent Mutual Fund Inc. portfolios included in the Registered Investment Companies under management
	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Russell W. Swansen	0	$0	0	$0	Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Conservative Allocation Portfolio

David C. Francis	0	$0	0	$0	Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Conservative

Mark L. Simenstad	0	$0	0	$0	Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Conservative

Reginald L. Pfeifer	1	$174,663,879	2	$252,524,940	Thrivent Real Estate Securities Portfolio

None of the Thrivent Investment Mgt. portfolio managers manage assets in pooled investment vehicles, and none of the accounts identified above have an investment advisory fee that is based on the performance of the account.

Compensation

Each portfolio manager of Thrivent Investment Mgt. is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Investment Mgt. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment based largely on the relative pre-tax performance of the portfolio or portfolios assigned to the individual measured for one- and three-year periods against the median performance of other funds in the same peer groups, as classified by Lipper, Inc. or an index constructed with comparable criteria. Part of the annual bonus is also based on objective individual goals or on corporate goals. Some Portfolio managers also participate in Thrivent Investment Mgt.’s long-term incentive plan, which provides for an additional variable payment based on the extent to which Thrivent Investment Mgt. met corporate goals related to the value of new business during the previous three-year period.

Conflicts of Interest

Portfolio managers at Thrivent Investment Mgt. typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Investment Mgt. seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Investment Mgt. has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Ownership in the Funds

Each of the Funds described in this Statement of Additional Information commenced operations on June 30, 2005, so none of the portfolio managers of Thrivent Investment Mgt. had investments in the Funds on that date.

Investment Subadvisers

Thrivent Investment Mgt. has engaged the following subadvisers for Thrivent Partner Small Cap Growth Fund and Thrivent Partner Mid Cap Value Fund. Investment decisions for those Funds are made by the subadvisers, subject to the overall direction of the Board of Trustees and Thrivent Investment Mgt.

Thrivent Partner Small Cap Growth Fund

Investment decisions for the Thrivent Partner Small Cap Growth Fund are made by Turner Investment Partners, Inc. (“Turner”) and Westcap Investors, LLC (“Westcap”).

Turner was founded in 1990 and is organized as a Pennsylvania corporation. Robert E. Turner (Chairman and Chief Investment Officer of Turner) may be deemed to be a controlling person of Turner under the 1940 Act. As of December 31, 2004, Turner managed approximately $15.8 billion in assets including separate accounts and mutual funds. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

Westcap was founded in 1992 and is organized as a limited liability company in Delaware. Geoffrey I. Edelstein and Gregory S. Weirick (each of whom is a Managing Director of Westcap) may be deemed to be controlling persons of Westcap under the 1940 Act. As of December 31, 2004, Westcap managed approximately $3.3 billion in assets including separate accounts and mutual funds. Westcap is located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025.

Turner Portfolio Managers

Other Accounts Managed by the Turner Portfolio Managers

The following table provides information relating to other accounts managed by the Turner portfolio managers as of December 31, 2004:

(a)(1) Fund Manager’s Name	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category
	(A) Registered Investment Companies	(B) Other Pooled Investment Vehicles	C. Other Accounts	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
				Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William C. McVail (Lead Manager)	21 Accounts $2,943m	2 Accounts $54m	68 Accounts $3,471m	1 Account	$591k	No Accts	$0.00	1 Account	$6m

Christopher K. McHugh (Co-Manager)	21 Accounts $2,545m	3 Accounts $54m	60 Accounts $3,345m	1 Account	$591k	No Accts	$0.00	1 Account	$6m

Frank Sustersic (Co-Manager)	6 Accounts 946m	No Accts $0.00	41 Accounts $1,683m	1 Account	$36m	No Accts	$0.00	No Accts	$0.00

Jason Schrotberger (Co-Manager)	4 Accounts $479m	No Accts $0.00	35 Accounts $885m	No Accts	$0.00	No Accts	$0.00	No Accts	$0.00

Conflicts of Interest

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO or other limited opportunity, relating to use of soft dollars and other brokerage practices, to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes that its written policies and procedures are reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

Compensation

Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits. Most of the members of the Investment Team and all Fund Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, and the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Fund managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Ownership in the Fund

None of the Turner portfolio managers own shares of the subadvised Fund.

Westcap Portfolio Managers

Other Accounts Managed by Westcap Portfolio Managers

The following table provides information regarding other accounts managed by the Westcap portfolio management team consisting of Gregory S Weirick, Josh D. Sashkan, Geoffrey I. Edelstein, Richard C. Farra, Jeffrey J. Hoo, John J. Huber, and John D. Lawrence as of December 31, 2004.

	Number of Non- Fund Accounts Managed*	Total Assets in Non-Fund Accounts	Number of Non- Fund Accounts that Charge a Performance- Based Fee	Total Assets in Non-Fund Accounts that Charge a Performance- Based Fee
Registered Investment Companies	6	$451M
Other Pooled Investment Vehicles	1	$22M
Other Accounts	155	$2,276.8M	6	$4.5M

*	These numbers do not include accounts that charge a Performance-based fee.

Methods of Compensation

Westcap’s Portfolio managers’ compensation generally consists of base salary and bonus. In addition, Portfolio managers may be eligible for ownership of membership interests in Westcap which would provide potential appreciation linked to the increase or decrease in the value of Westcap, as well as profit sharing.

A Portfolio manager’s base salary is determined by the manager’s experience and performance in the role. A Portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A Portfolio manager’s bonus is determined by a number of factors including gross, pre-tax performance of the Fund relative to the Fund’s benchmark index and peer group over a rolling 3 year period, given the Fund’s investment objectives, policies, strategies and limitations, and the market environment over the time period. Additional factors include the value of assets under management of the Portfolio manager, contributions to the investment management function and development of other investment professionals and staff.

The Portfolio managers’ compensation plan may give rise to potential conflicts of interest. The Portfolio manager’s bonus may increase with assets under management as that is one of the factors considered in the bonus determination, which indirectly links compensation to sales.

The method used to determine the compensation for a Portfolio manager is the same for all accounts managed by that Portfolio manager, including the Portfolio.

Ownership of Securities

None of the Westcap portfolio managers owns shares of the subadvised Fund.

Conflicts of Interest

At Westcap, individual Portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, Westcap manages separate accounts for institutions and individuals. Westcap manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Investment Policy Committee. Westcap has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

Thrivent Partner Mid Cap Value Fund

Investment decisions for Thrivent Partner Mid Cap Value Fund are made by Goldman Sachs Asset Management, L.P. (“GSAM”), 1 New York Plaza, 37th Floor, New York, New York 10004, which Thrivent Financial has engaged as investment subadviser for the Portfolio. GSAM has been in the investment advisory business since 1990, and, as of December 31, 2004, managed approximately $422.8 billion in assets including separate accounts and mutual funds.

GSAM Portfolio Managers

Other Accounts Managed by the GSAM Portfolio Managers

The following table provides information relating to other accounts managed by the GSAM Portfolio managers as of December 31, 2004.

Name of PM or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Eileen Rominger	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	19 0 311	9.2 bil 0 4.7 bil	0 0 1	0 0 113.6 mil

Dolores Bamford	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	19 0 311	9.2 bil 0 4.7 bil	0 0 1	0 0 113.6 mil

Lisa Parisi	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	19 0 311	9.2 bil 0 4.7 bil	0 0 1	0 0 113.6 mil

Sean Gallagher	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	13 0 285	6.2 bil 0 4.1	0 0 1	0 0 113.6 mil

Edward Perkin	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	13 0 285	6.2 bil 0 4.1	0 0 1	0 0 113.6 mil

Sally Pope Davis	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	13 0 285	6.2 bil 0 4.1	0 0 1	0 0 113.6 mil

Andy Braun	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	13 0 285	6.2 bil 0 4.1	0 0 1	0 0 113.6 mil

Scott Carroll	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts: Type of Accounts	19 0 311	9.2 bil 0 4.7 bil	0 0 1	0 0 113.6 mil

David Berdon	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	19 0 311	9.2 bil 0 4.7 bil	0 0 1	0 0 113.6 mil

Compensation

GSAM and the GSAM Value Team’s (the “Value Team”) compensation package for its Portfolio mangers is comprised of a base salary and a performance bonus. The performance bonus is a function of each Portfolio manager’s individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

The performance bonus is significantly influenced by 3 Year period of investment performance. The following criteria are considered:

•	Individual performance (relative, absolute)

•	Team Performance (relative, absolute)

•	Consistent performance that aligns with clients’ objectives

•	Achievement of top rankings (relative and competitive)

The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell Mid Cap Value Index. As mentioned above, performance is measured on a 3 Year basis.

Other Compensation

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all Portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Conflicts of Interest

GSAM’s Portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A Portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Ownership in the Fund

None of the GSAM portfolio managers own shares of the subadvised Fund. GSAM internal policies generally prohibit portfolio managers from purchasing shares of subadvised portfolios for which they have primary responsibility.

Affiliated Persons

The following directors and officers of Thrivent Investment Mgt., the Funds’ investment adviser, are affiliated with the Trust:

Affiliated Person	Position with Fund	Position with Thrivent Investment Mgt.
Randall L. Boushek	Treasurer	Director

Russell W. Swansen	Vice President	Senior Vice President and Chief Investment Officer

Katie S. Kloster	Vice President and Chief Compliance Officer	Vice President and Rule 206(4)-7 Chief Compliance Officer

Nikki L. Sorum	Vice President	Director and Senior Vice President

Janice M. Guimond	Vice President	Vice President

Marnie Loomans-Theucks	Vice President	Vice President

Thomas R. Mischka	Vice President and Anti-Money Laundering Officer	Vice President and Anti-Money Laundering Officer

John C. Bjork	Assistant Secretary	Assistant Secretary

Marlene J. Nogle	Assistant Secretary	Assistant Secretary

The Advisory and Subadvisory Agreements

The advisory agreement provides that Thrivent Investment Mgt. will provide overall investment supervision of the assets of each Fund. Thrivent Investment Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser’s duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser’s affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds’ Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust’s custodian and transfer agent; (g) expenses incident to the issuance of the Trust’s shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust’s shareholders; (j) all other expenses incidental to holding meetings of the Trust’s shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and subadvisory agreements terminate automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Trustees or by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

Board Approval of Investment Advisory and Subadvisory Agreements

At its meeting on November 9, 2004, the Board of Trustees, including the Independent Trustees, unanimously voted to reapprove the current investment advisory agreement (“Advisory Agreement”) between the Trust and Thrivent Investment Mgt. (the “Adviser”). In connection with its reapproval of the Advisory Agreement, the Board considered the following factors:

1.	The nature, extent and quality of the services provided by the Adviser.

2.	The investment performance of the Fund and the Adviser.

3.	The costs of the services provided and profits realized by the Adviser.

4.	The extent to which economies of scale may be realized as the Funds grow.

5.	Whether fee breakpoint levels reflect these economies of scale for the benefit of the Fund’s shareholders.

In connection with the Advisory Agreement renewal process, during the meetings of the Contracts Committee of the Board (consisting of each of the Independent Trustees of the Board) on August 24 and November 9, 2004, the Contracts Committee reviewed information it had previously requested from Fund management addressing the factors listed above. This information included a report prepared by Lipper, Inc., which evaluated the advisory fees, the total operating expenses and the performance of each of the Funds in comparison to a peer group of comparable mutual funds; detailed information prepared by Fund management with respect to the costs of services provided to the Funds, fees charged, including effective advisory fees that take into account breakpoints, and profit realized by the Adviser and its affiliates that provide services to the Funds; information regarding the types of services furnished to the Funds, personnel providing the services, staff additions, systems improvements and plans for further hiring; and performance information prepared by management.

In addition, at these meeting and prior meetings, the Contracts Committee and the Board received reports on actions being taken to improve performance of certain of the Funds. The Contracts Committee was represented by independent counsel throughout these meetings and during a private session of the Independent Trustees to consider reapproval of the Advisory Agreement. The Contracts Committee also received a memorandum from independent counsel summarizing the responsibilities under the Investment Company Act in reviewing advisory contracts. The Contracts Committee’s and the Board’s consideration of the factors listed above and information provided to it is discussed below.

Nature, Extent and Quality of Services

At each of the quarterly meetings of the Funds during 2004, management presented information describing the services furnished to the Fund by the Adviser under the current Advisory Agreement and separate Administration and Accounting Services Agreements. During these meetings, management reported on the investment management, portfolio trading and compliance functions provided to the Fund under the current Advisory Agreement. The Contracts Committee considered information relating to the investment experience and educational backgrounds of recently hired portfolio managers, research analysts and trading desk personnel.

The Board received reports at each of its quarterly meetings from the Funds’ Chief Investment Officer and the directors of equity and fixed income investing. In addition, the Board noted that it had, over the past year, met with a majority of the Funds’ portfolio managers, the head of the research area and the lead trader for equities, which gave the Board an opportunity to evaluate their abilities, experience, and the quality of service they provide to the Funds. The Board also considered the portfolio manager changes made during the first quarter of 2004, which were part of the Adviser’s plan to address portfolio performance issues of several Funds in a proactive and decisive manner. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser, and the Adviser’s oversight of subadvisers of the Fund. The Board considered the importance of the compliance and oversight functions to the successful operation of the Funds, and expressed satisfaction with the quality of service provided by the Adviser.

Management also reviewed with the Board its commitment to invest between $4 and $5 million to enhance its investment management capabilities. The hiring of a new Chief Investment Officer and recent portfolio manager, research analyst and trading desk personnel changes were highlighted as examples of the Adviser’s commitment to the Funds. Additionally, management discussed current searches for additional portfolio managers, research analysts and trading desk personnel. Management also reviewed investments in systems technology to improve trading, portfolio compliance and investment reporting functions. The Board viewed these actions as a significant factor in approving the current advisory agreement as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance.

Management reviewed with the Contracts Committee and the Board the administrative and accounting services provided to the Funds under the Advisory, Administration and Accounting Services Agreements. These services include, among others, accounting, financial reporting, legal, compliance, record keeping and internal audit. The Board considered the necessity of these services for the continued successful operation of the Funds, and evaluated the quality of the services. As part of this review, the Board also generally considered the experience and skill levels of personnel providing these services. The Board concluded that the Adviser has provided a consistent, high level of quality service for these essential functions, which also was a significant factor in the Board’s approval of the Advisory Agreement.

Investment Performance

The Contracts Committee requested and reviewed comparative performance information prepared by Lipper, Inc. (“Lipper”), which compared each of the Funds to comparable funds selected by Lipper. The reports showed that six of the twelve Funds with a five-year history had performance above their Lipper medians, seven of the twenty-two Funds with three-year histories had performance rankings above their medians and twelve of the twenty-three Funds have one-year performance at or above their Lipper medians. The Contracts Committee also reviewed year-to-date through September 30, 2004 performance information prepared by management comparing the Funds against their Lipper categories. The year-to-date information evidenced improved performance over that nine-month period. The Contracts Committee and the Board noted that the improved performance coincided with portfolio management changes made by the Adviser over that period. Management also discussed with the Board its initiative to build competitive long-term performance track records, focussing on 3, 5 and 10 year performance. The Board considered the Fund’s improving performance and the Adviser’s initiative to build competitive performance as important factors in reapproving the Advisory Agreement. The Board concluded that the performance of the individual Funds was either satisfactory compared to an independently selected peer group of funds or that the Adviser had taken appropriate actions to improve Fund performance.

Cost of Services and Profitability to Adviser

The Contracts Committee reviewed the Adviser’s Statement of Operations by Line of Business for the Nine Months ended September 30, 2004. The Board reviewed the comparative income, expense and profit margins of the business lines, noting that the pre tax profit margin for the Adviser reflected expenses incurred by the Adviser as part of its plan to reinvest approximately $4-$5 million in its advisory operations. The Board also noted the voluntary fee caps and reimbursements provided by the Advisor for several of the Funds. It also reviewed revenues and expenses of the Adviser relating to the accounting and administration services it provides to the Funds under separate agreements.

The Board also reviewed information prepared by Lipper, comparing each of the Fund’s effective advisory fees (which take into account breakpoints) with advisory fees of their peer group funds. The data prepared by Lipper showed that all but one of the Funds have advisory fees below the Lipper peer group median.

Additionally, 13 of the 23 Funds have the lowest advisory fees in their peer groups, while all but six of the Funds rank in the lowest priced quartile for their peer groups.

From its review of the Lipper data and expense and profit information provided by the Adviser, the Contracts Committee concluded that the profit earned by the Adviser for investment management, accounting and administrative services was reasonable in light of the fees charged and its commitment to make further investments in its investment management operations. The Contracts Committee also noted that the Lipper data compared the Funds’ “effective advisory fees” (i.e., after fee waivers and reimbursements) with the “effective advisory fees” charged by their peers. The Contracts Committee concluded that the advisory fees charged to the Funds for the investment management services were reasonable, particularly in light of the Lipper comparative data.

Economies of Scale and Breakpoints

The Contracts Committees also reviewed information provided by the Adviser related to the breakpoints in the Advisory Agreement. The Adviser explained that its general goal with respect to breakpoints is that the effective advisory fee for each Fund should be at or below median effective advisory fee of its Lipper peer group. The data prepared by Lipper showed that 13 of the 23 Funds have the lowest advisory fees in their peer groups, while all but one of the Funds have advisory fees below the Lipper peer group median. The Adviser noted that it added breakpoints for eight of the Funds effective July 17, 2004, which resulted in an immediate reduction in the advisory fees for four of those Funds. The Contracts Committee noted that, while the Lipper data indicates that the Funds are priced competitively to their peer group, it requested the Adviser to provide further information at the next meeting of the Funds regarding the extent to which the breakpoint levels of the Funds reflect the economies of scale for the benefit of the Funds’ shareholders.

Based on the factors discussed above, the Contracts Committee recommended continuation of the Advisory Agreement, and the Board, including all of the Independent Trustees, approved continuation of the Advisory Agreement with the Adviser.

Investment Advisory Agreement for New Funds

On February 8, 2005, the Board of Trustees, including the Independent Trustees, unanimously voted to approve the current investment advisory agreement with Thrivent Investment Mgt. with respect to each of the seven new Funds and the current investment subadvisory agreements with Turner and Westcap with respect to Thrivent Partner Small Cap Growth Fund and with GSAM with respect to Thrivent Partner Mid Cap Value Fund. On February 7, 2005, the Contracts Committee reviewed an in-person presentation by Thrivent Financial management recommending that each of the seven new Funds should be authorized. The report indicated that the fund of funds, mid cap value, real estate securities, and small cap growth asset class rank of all asset classes for five-year net flows and the fund of funds asset categories rank three, five, seventeen, and eighteen out of all asset classes for five-year net flows. The report also included detailed information regarding the proposed advisory fees and pro forma tables of the total operating expenses for each of the new Funds in comparison to the median advisory fees and operating expenses for their respective peer groups. The Contracts Committee and the Board also took note of the factors considered by the Contracts Committee and the Board with respect to the reapproval of the investment advisory agreement for the other Funds.

In connection with its consideration of the current subadvisory agreements with Turner and Westcap with respect to Thrivent Partner Small Cap Growth Fund, the Contracts Committee considered the favorable experience with Turner and Westcap in connection with its subadvisory relationship with Thrivent Partner Small Cap Growth Portfolio since May of 2004, and it took note of the in-person presentations in May 2004 by Turner and Westcap and the information provided in May 2004 regarding the investment personnel, portfolio management approach, and the performance and style consistency of comparable Funds managed by the two subadvisers. The Contracts Committees also considered the subadvisory fee structure.

In connection with its consideration of the current subadvisory agreement with GSAM, the Contracts Committee considered an in-person presentation by GSAM, which included information regarding the investment personnel and portfolio management approach of GSAM, the performance and style consistency of comparable Funds managed by GSAM, and the proposed subadvisory fee.

After reviewing all of these factors, the Board of Trustees, including the Independent Trustees, unanimously approved the investment advisory agreement with respect to the seven new Funds and the investment subadvisory agreements with Turner, Westcap, and GSAM for initial two-year periods.

Advisory Fees

The advisory contract between Thrivent Investment Mgt. and the Trust provides for the following advisory fees for each class of shares of a Fund, expressed as an annual rate of average daily net assets:

Fund	Annual Advisory Fees

Thrivent Aggressive Allocation Fund[1] $0 - $500 million More than $500 million	.15 .125	% %

Thrivent Moderately Aggressive Allocation Fund[2] $0 - $500 million More than $500 million	.15 .125	% %

Thrivent Moderate Allocation Fund[3] $0 - $500 million More than $500 million	.15 .125	% %

Thrivent Moderately Conservative Allocation Fund[4] $0 - $500 million More than $500 million	.15 .125	% %

Thrivent Partner Small Cap Growth Fund[5] $0 - $500 million More than $500 million	.90 .80	% %

Thrivent Partner Mid Cap Value Fund[6] $0 - $250 million More than $250 million	.75 .70	% %

Thrivent Real Estate Securities Fund[7]	.80%

[1]	Thrivent Investment Mgt. has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.74% of the average daily net assets of the Fund.
[2]	Thrivent Investment Mgt. has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.59% of the average daily net assets of the Fund.
[3]	Thrivent Investment Mgt. has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.63% of the average daily net assets of the Fund.
[4]	Thrivent Investment Mgt. has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.87% of the average daily net assets of the Fund.
[5]	Thrivent Investment Mgt. has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.80% of the aggregate daily net assets of the Fund.
[6]	Thrivent Investment Mgt. has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.90% of the aggregate daily net assets of the Fund.
[7]	Thrivent Investment Mgt. has contractually agreed, through at least June 30, 2006, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.80% of the aggregate daily net assets of the Fund.

Certain of the Funds invest their short-term assets in Thrivent Money Market Fund. For any Fund with short-term investments in Thrivent Money Market Fund, Thrivent Investment Mgt. reimburses an amount equal to the smaller of the amount of the advisory fee for that Fund or the amount of the advisory fee which is charged to the Fund for its investment in Thrivent Money Market Fund.

Subadvisory Fees

Thrivent Investment Mgt. pays Turner an annual subadvisory fee for the performance of subadvisory serves for Thrivent Partner Small Cap Growth Fund. The fee payable is equal to 0.65% of Thrivent Partner Small Cap Growth Fund’s average daily net assets managed by Turner.

Thrivent Investment Mgt. pays Westcap an annual subadvisory fee for the performance of subadvisory serves for Thrivent Partner Small Cap Growth Fund. The fee payable is equal to 0.50% of Thrivent Partner Small Cap Growth Fund’s average daily net assets managed by Westcap.

Thrivent Investment Mgt. pays GSAM an annual subadvisory fee for the performance of subadvisory serves for Thrivent Partner Mid Cap Value Fund. The fee payable is equal to 0.50% of the first $250 Million of Thrivent Partner Mid Cap Value Fund’s average daily net assets and 0.45% of all Thrivent Partner Mid Cap Value Fund’s average daily net assets in excess of $250 Million. For purposes of determining breakpoints, assets invested in the Thrivent Partner Mid Cap Value Portfolio of Thrivent Series Fund, Inc. will be included in determining average daily net assets.

Code of Ethics

The Trust, Thrivent Investment Mgt., Turner, Westcap, and GSAM have each adopted a code of ethics pursuant to the requirements of the 1940 Act. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Trust has adopted the proxy voting policies of Thrivent Financial and Thrivent Investment Mgt. Those policies, and the proxy voting policies of its subadvisers, are included in Appendix A.

You may request a free copy of the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-947-4836. You also may review the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

UNDERWRITING AND DISTRIBUTION SERVICES

The Funds’ principal underwriter and distributor, Thrivent Investment Mgt., is a Delaware corporation organized in 1986. Thrivent Investment Mgt. is an indirect wholly-owned subsidiary of Thrivent Financial and is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth under “Investment Advisory Services—Affiliated Persons”. Under an amended Distribution Contract dated June 15, 1997, as amended (the “Distribution Contract”), Thrivent Investment Mgt. is granted the right to sell shares of the Funds as agent for the Trust. Thrivent Investment Mgt. offers the Funds’ shares for sale on a continuous basis through its sales force and has agreed to use its best efforts to secure purchasers for the shares of the Funds.

The Distribution Contract was initially approved by the Board of Trustees including a majority of the Independent Trustees, on June 15, 1997, and will continue in effect from year to year so long as its continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

Underwriting Commissions

There are no underwriting commissions to report since the Funds commenced operations on June 30, 2005.

12b-1 Distribution Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) with respect to the Class A and Class B shares of each Fund. The 12b-1 Plan permits, among other things, payment by each such Fund for the purpose of:

•	paying compensation to registered representatives or other employees of the Thrivent Investment Mgt. who engage in or support distribution of the Funds; making payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell shares pursuant to Selling Agreements;

•	reimbursing expenses (including overhead and telephone expenses) of Thrivent Investment Mgt.;

•	providing training, marketing and support to dealers and others with respect to the sale of prospectuses, statements of additional information, and shareholder reports; organizing and conducting sales seminars and making payments in the form of transactional compensation or promotional incentives; receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; providing facilities to answer questions from prospective investors about the Funds, assisting investors in completing application forms and selecting dividend and other account options, and providing other reasonable assistance in connection with the distribution of the Funds; and

•	providing payment of expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; the preparation, printing and distribution of sales literature; the preparation, printing and distribution of prospectuses of the Trust and reports for recipients other than existing shareholders of the Trust; and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable.

The Trust and the Funds are authorized to engage in the activities listed above, and in other distribution and services activities, either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the 12b-1 Plan without approval by a 1940 Act Majority Vote of the applicable Class A or Class B shareholders. The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Independent Trustees, by vote cast in person at a meeting called for the purpose of considering such amendments.

While the 12b-1 Plan is in effect, the selection and nomination of the Independent Trustees of the Trust has been committed to the discretion of the Independent Trustees, and any person who acts as legal counsel for the Independent Trustees must be an independent legal counsel. The 12b-1 Plan was approved by the initial shareholders of the Trust on September 13, 1988. It is subject to annual approval, by the Board of Trustees and by the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan is terminable with respect to the either the Class A or the Class B shares of any Fund at any time by a vote of a majority of the Independent Trustees or by 1940 Act Majority Vote of the applicable Class or Class B shareholders of such Fund. A quarterly report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

In connection with the services to be provided by Thrivent Investment Mgt. under the Rule 12b-1 Plan, Class A shares of the Funds pay Thrivent Investment Mgt. a fee equal to an annual rate of 0.25%. The fee is accrued daily and paid monthly.

OTHER SERVICES

Custodian

The custodian for the Funds is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The custodian is responsible for holding the Funds’ assets.

Transfer Agent

Thrivent Financial Investor Services Inc. (“Thrivent Financial Investor Services”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, provides transfer agency services necessary to the Funds.

Administration Contract

Thrivent Investment Mgt. provides administrative personnel and services necessary to operate the Funds on a daily basis for a fee equal to 0.02 percent of the Funds’ average daily net assets.

Accounting Services Agreement

Pursuant to an Accounting Services Agreement (Agreement) between the Funds and Thrivent Financial, effective January 1, 1999, Thrivent Financial provides certain accounting and pricing services to the Funds. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Funds.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services.

The Agreement continues in effect from year to year, as long as it is approved at least annually by the Funds’ Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the Agreement must also be approved at least annually by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if either party assigns the agreement. The Agreement also terminates without penalty by either party on 60-days’ notice. The Agreement provides that neither Thrivent Financial, nor its personnel, shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Trust’s independent registered public accounting firm, providing professional services including audits of the Funds’ annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Funds, the Advisory Contract authorizes Thrivent Investment Mgt., acting by its own officers, directors or employees or by a subadviser, including Turner, Westcap, and GSAM, to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Investment Mgt. will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Investment Mgt. will consider all factors it deems relevant, including:

(1)	the breadth of the market in and the price of the security,

(2)	the financial condition and execution capability of the broker or dealer, and

(3)	the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Investment Mgt. and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Investment Mgt., the subadvisers, or an affiliate of Thrivent Investment Mgt. or the subadvisers, exercises investment discretion. Thrivent Investment Mgt. and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Investment Mgt. or the subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Investment Mgt. or the subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Investment Mgt.

The Trust’s Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings.

The investment decisions for a Fund are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Investment Mgt., a subadviser, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Investment Mgt. and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

Affiliated Transactions

Brokerage Commissions

There are no affiliated transactions or brokerage commissions to report since the Funds commenced operations on June 30, 2005.

Portfolio Turnover Rates

The rate of portfolio turnover in the Funds will not be a limiting factor when Thrivent Investment Mgt. or the subadviser deems changes in a Fund’s portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchasing Shares

Initial purchases of Fund shares must be made by check and accompanied by an application. Subsequent purchases may be made by:

•	check;

•	Federal Reserve or bank wire;

•	telephone;

•	internet;

•	Automatic Bank Withdrawal Plan; and

•	automatic payroll deduction.

Use of checks, Federal Reserve or bank wire and Invest-by-Phone is explained in the Fund’s prospectus.

Automatic Bank Withdrawal Plan

Under the program, funds may be withdrawn monthly from the shareholder’s checking account and invested in the Funds. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

Automatic Payroll Deduction

Under the Automatic Payroll Deduction program, funds may be withdrawn monthly from the payroll account of any eligible shareholder of a Fund and invested in a Fund. To be eligible for this program, the shareholder’s employer must permit and be qualified to conduct automatic payroll deductions. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

Sales Charges

Purchases of Fund shares (other than Class A shares of Thrivent Money Market Fund or Thrivent Limited Maturity Bond Fund and the Institutional Class shares) carry either an initial sales charges (Class A) or contingent deferred sales charge (Class B). This is explained in the section of the Funds’ prospectus relating to such shares entitled, “Choosing Your Class of Shares”, which also lists ways to reduce or avoid sales charges on subsequent purchases.

In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

•	directors and regular full-time and regular part-time employees of Thrivent Financial and its subsidiaries and affiliates, and a spouse or minor child of such employees;

•	members of Thrivent Financial’s sales force and a spouse or minor child of a sales force member; and

•	any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

Regular full-time and regular part-time employees of Thrivent Financial are persons who are defined as such by the Thrivent Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the persons or groups mentioned in this section are made only with the purchaser’s written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

Net Asset Value of Shares

The net asset value per share of each class is determined at the close of each day the New York Stock Exchange is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940. Determination of net asset value may be suspended when the Exchange is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

Net asset value per share is determined by adding the market or appraised value of all portfolio securities and other assets attributable to each class of shares; subtracting liabilities attributable to such class; and dividing the result by the number of shares of such class outstanding.

The market value of each Fund’s portfolio securities is determined at the close of regular trading of the New York Stock Exchange (the “Exchange”) on each day the Exchange is open. The value of portfolio securities is determined in the following manner:

•	Equity securities traded on the Exchange or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at the current bid price considered best to represent value in the circumstances.

•	Equity securities not traded on a national securities exchange are valued at the current bid price considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

•	Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Investment Mgt. may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

•	Bonds and other income securities not traded on a national securities exchange will be valued at the current bid price considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

For all Funds other than Thrivent Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

For purposes of determining the net asset value of shares of a Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market. Foreign securities may also be priced on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Thrivent Money Market Fund

Securities held by Thrivent Money Market Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price Thrivent Money Market Fund would receive if it sold the security.

Thrivent Money Market Fund anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and Thrivent Money Market Fund will use its best efforts to do so. However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by Thrivent Money Market Fund and Thrivent Money Market Fund is compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) Thrivent Money Market Fund should have negative net income. It is expected that Thrivent Money Market Fund will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

(1)	The Trustees must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from Thrivent Money Market Fund’s net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, and the Trustees must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2)

In the event such deviation from Thrivent Money Market Fund’s net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Trustees must promptly consider what action should be initiated by them, and when the Trustees believe the extent of any deviation from Thrivent Money Market Fund’s net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Trustees);

(3)	Thrivent Money Market Fund may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4)	Thrivent Money Market Fund must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Trustees determine present minimal credit risks and which are “eligible securities” as defined in Rule 2a-7; and

(5)	Thrivent Money Market Fund must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which Thrivent Money Market Fund invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term “Eligible Security” is limited to any security that:

(1) (a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO”) or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e.. two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

(2) is unrated but is of comparable quality to a rated security as described in (1), above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO’s three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of Thrivent Money Market Fund’s total assets will consist of government securities and “first tier” eligible securities as defined in Rule 2a-7 under the 1940 Act. The balance of Thrivent Money Market Fund’s assets will be invested in “second tier” eligible securities as defined in Rule 2a-7. For this purpose, “second tier” eligible securities generally are those which have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. Thrivent Money Market Fund may not invest more than the greater of 1% of its total assets or $1 million in “second tier” eligible securities of any single issuer.

Conversion to Federal Funds

It is Thrivent Money Market Fund’s policy to be as fully invested as possible so that maximum interest may be earned on money market instruments in the Fund’s portfolio. To that end, all payments from investors must be in federal funds or be converted into federal funds when deposited to State Street Bank’ account at the Boston Federal Reserve Bank. This conversion must be made before shares are purchased. State Street Bank will act as the investor’s agent in depositing checks and converting them to federal funds. State Street will convert the funds and enter the investor’s order for shares within two days of receipt of the check.

Redeeming Shares

Shares may be redeemed with requests made:

•	in writing;

•	through telephone or internet; or

•	by wire transfer

•	through the systematic withdrawal plan.

All methods of redemption are described in the Funds’ prospectus under “Redeeming Shares”.

TAX STATUS

The Funds’ Tax Status

The Funds expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

•	derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

•	invest in securities within certain statutory limits; and

•	distribute at least 90% of its ordinary income to shareholders.

It is each Fund’s policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Fund is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending October 31.

Shareholders’ Tax Status

Information on a shareholder’s tax status is described in the Fund’s prospectus under “Distributions” and “Taxes.”

Capital Gains

While the Funds do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Investment Mgt. believes it to be advisable. Such changes may result in the realization of capital gains. Each Fund distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in December.

DESCRIPTION OF DEBT RATINGS

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by Thrivent Investment Mgt. to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, in unrated, deemed comparable by Thrivent Investment Mgt.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Thrivent Investment Mgt.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

Moody’s Investors Service, Inc. describes grades of corporate debt securities and “Prime-1” and “Prime-2” commercial paper as follows:

Bonds:

Aaa	Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return of funds employed.

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s Corporation describes grades of corporate debt securities and “A” commercial paper as follows:

Bonds:

AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A	Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB	Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B	Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC	Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	The rating CC typically is currently highly vulnerable to nonpayment.

C	The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D	Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper: Commercial paper rated A by Standard & Poor’s Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is “A” or better (however, in some cases a “BBB” long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

Also, the issuer’s industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

INDEX INFORMATION

The S&P 500

The S&P 500 is a broad index of larger capitalization stocks. It is composed of 500 common stocks representing more than 70% of the total market value of all publicly traded common stocks. The index is constructed by Standard & Poor’s, which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on the U.S. stock exchanges are included in the index. Most stocks in the index are listed on the New York Stock Exchange. A much smaller number come from the American Stock Exchange and the over-the-counter market. The index is capitalization-weighted, that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 in no way implies an opinion by Standard & Poor’s as to its attractiveness as an investment.

The S&P MidCap 400 Index

The S&P MidCap 400 Index is a capitalization weighted index of 400 domestic stocks chosen for market size, liquidity and industry representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market share value, which is share price times the number of shares outstanding. These are summed up for all 400 stocks and divided by a predetermined base value. The base value for the Standard & Poor’s MidCap 400 Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions, as well as other activities.

The S&P SmallCap 600 Index

The S&P SmallCap 600 Index is a capitalization weighted index of 600 domestic stocks chosen for market size, liquidity and industry representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component’s price change is proportional to the issue’s total market share value, which is share price times the number of shares outstanding. These are summed up for all 600 stocks and divided by a predetermined base value. The base value for the Standard & Poor’s SmallCap 600 Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions, as well as other activities.

Disclaimers and Limitations of Liabilities of Standard & Poor’s

The disclaimers and limitations set forth below are set forth in a contract between Standard & Poor’s and Thrivent Investment Mgt. The product refers to the equity-based Index Funds:

•	Thrivent Large Cap Index Fund

•	Thrivent Large Cap Index Fund-I

•	Thrivent Mid Cap Index Fund

•	Thrivent Mid Cap Index Fund- I

•	Thrivent Small Cap Index Fund

The Licensee refers to Thrivent Investment Mgt. Standard & Poor’s requires that such disclaimers be disclosed in this Registration Statement.

The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P’s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P, the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to Licensee or the product. S&P has no obligation to take the needs of the Licensee or the owners of the product into consideration in determining, composing or calculating the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600.

S&P is not responsible for, and has not participated in the determination of the prices and amount of the product or timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the product.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500, the S&P MidCap 400 Index or the S&P SmallCap 600 Index, or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to the results obtained by Licensee, owners of the product or any other person or entity from the use of the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The Funds do not have financial statements since they commenced operations on June 30, 2005.

APPENDIX A

THRIVENT FINANCIAL FOR LUTHERANS and

THRIVENT INVESTMENT MANAGEMENT INC.

PROXY VOTING PROCESS AND POLICIES SUMMARY

•	RESPONSIBILITY TO VOTE PROXIES

Overview. Thrivent Financial for Lutherans and Thrivent Investment Management Inc. (“Thrivent Financial”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent Financial has adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations. One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

Portfolio Compliance and Valuation Committee. Thrivent Financial’s Portfolio Compliance and Valuation Committee (“Compliance Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. While the Compliance Committee sets voting guidelines and serves as a resource for Thrivent Financial portfolio management, it does not have proxy voting authority for any Thrivent Fund or institutional account. Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

Investment Operations. The Investment Operations Staff (“Investment Operations”) is responsible for administering the proxy voting process as set forth in the Policies and Procedures, and for ensuring that all meeting notices are reviewed and important non-routine proxy matters are communicated to the portfolio managers for consideration.

•	HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, Thrivent Financial has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Compliance Committee relies upon ISS research in helping to establish Thrivent Financial’s proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

Thrivent Financial utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to Thrivent Financial through both ProxyMaster.com and VoteX, ISS web-based applications. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies inconsistently with Thrivent Financial’s policies as set by the Compliance Committee and instruct Investment Operations to vote all proxies accordingly. Portfolio managers who vote their proxies inconsistent with Thrivent Financial’s guidelines are required to document the rationale for their vote. Investment Operations is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial’s policy.

Summary of Thrivent Financial’s Voting Policies

Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition Issues – Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

Executive and Director Compensation – Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification of Auditors - Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues - Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

Social, Environmental and Corporate Responsibility Issues - In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management’s assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, Investment Operations enters votes electronically into ISS’s ProxyMaster or VoteX system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

Monitoring and Resolving Conflicts of Interest

The Compliance Committee is also responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Compliance Committee using recommendations from ISS, an independent third party.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by Investment Operations to the Compliance Committee for immediate resolution. The Compliance Committee then assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company’s proxy.

•	REPORTING AND RECORD RETENTION

Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent Financial retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently than the Thrivent Financial voting guidelines. In addition, any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines, Compliance Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years.

Vote Summary Reports will be generated for each Thrivent Fund. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the fund voted with or against company management. Reports normally cover quarterly or annual periods.

October 2003

Goldman Sachs Asset Management

POLICY ON PROXY VOTING

FOR INVESTMENT ADVISORY CLIENTS

Goldman Sachs Asset Management (“GSAM”) has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

For purposes of this Policy, “GSAM” refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.’s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.

As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process. The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration. Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations. In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts. As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value. Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services. GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party. Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

Appendix A

ISS Standard Proxy Voting Guidelines Summary

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply: An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

a. Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d. Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

a. Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

b. Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c. Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e. Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

a. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE BY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

a. Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if: It is intended for financing purposes with minimal or no dilution to current shareholders. It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

a. Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

b. Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

c. Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

TURNER INVESTMENT PARTNERS, INC.

TURNER INVESTMENT MANAGEMENT, LLC

TURNER INVESTMENT ADVISORS, LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations and Technology Administration

C/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: This 1st day of July, 2003

WESTCAP

INVESTORS

PROXY POLICY AND PROCEDURES

POLICY

WESTCAP Investors, LLC (“WESTCAP”) acts as investment manager or investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). As “investment manager” or “investment adviser” we vote proxies as part of our authority to manage, acquire and dispose of account assets when delegated by the client (or for ERISA accounts, unless the “named fiduciary” has explicitly reserved that authority for itself). When voting proxies for clients, our utmost concern is that all decisions be made solely in the best interest of our clients (for ERISA accounts, “plan beneficiaries and participants”, in accordance with the letter and spirit of ERISA) in their capacity as shareholders. We will act in a manner we deem prudent and diligent and which is intended to enhance the economic value of the assets of the account.

PURPOSE:

The purpose of these Proxy Policy and Procedures is to memorialize the procedures and policies adopted by WESTCAP to enable it to comply with its accepted responsibilities.

PROCEDURES:

The Proxy Policy Committee (“PPC”) is responsible for establishing the guidelines by which we vote our proxies. The Proxy Administrator is responsible for reviewing the proxy proposals to determine which proposals may be voted in accordance with previously established guidelines or precedents. The proposals which are not clearly governed by the guidelines will require the further review and approval of the members of PPC. In addition, PPC will meet briefly whenever necessary or desirable to review proxy voting matters.

While how best to vote a proxy to maximize investment return may not be clear or be able to be decided with certainty in all cases, Westcap will exercise its best judgment to vote proxies so as to maximize investment return.

PROXY ADMINISTRATOR

The Proxy Administrator supervises and oversees the voting of all proxies. The Proxy Administrator reviews open issues on proxies and uses such available resources, such as the recommendation services provided by Institutional Shareholder Services (“ISS”), as it deems appropriate to help in evaluating the issues. Usually, the company’s proxy statement contains sufficient information to make a specific voting decision; however, additional information is available if needed, such as the Annual Report and reports from ISS or other proxy evaluation services. These outside services assist us by providing a summary of the pros and cons of the proposals outlined in the proxy statements. In some cases the Administrator may also obtain input from the portfolio managers regarding any stock they hold in their portfolios. After analyzing the issues based on the accumulated information and the guidelines, the proxy will be voted in accordance with the guidelines, or if the guidelines do not govern or the issue is controversial, the Proxy Administrator will forward the proxy and materials to the IPC for further review and approval.

RECORD KEEPING

Westcap is presently using ISS to assist in the voting of and record keeping of proxies. ISS is used to retrieve and print information or reports regarding a particular proxy, issue, or account.

ISS receives a list of Westcap accounts which held the stock in question as of the designated record date. A filter is done against the list to eliminate accounts for which Westcap does not have voting authority. The remaining list is checked against actual forms/cards received by ISS to determine that ISS has received a proxy for each account for which it has voting responsibility. A timely follow up is made by ISS with the client’s custodian for the missing forms/cards. As the meeting date approaches ISS makes a reasonable effort to get all shares for which Westcap has voting responsibility.

A list of Westcap accounts and the number of shares held by each of the companies presenting the proxy is established on the ISS system through coordination with Westcap’s portfolio accounting system. The voting direction in accordance with the guidelines is affirmed or transmitted to Proxyedge, the electronic voting system used by ISS. The date the proxy card was actually received at ISS is recorded. The final step is to record the date the proxy was actually voted and mailed.

The Proxy Administrator receives quarterly reports from ISS for voted proxies. On an as needed basis, Westcap can retrieve a report for a client for a requested period all proxies were voted, along with how each issue was voted and any comments or guidelines expressed by Westcap.

Westcap’s voting decision is noted in the ISS system which is retained in electronic form for a minimum of three years.

CONFLICTS OF INTEREST

Westcap is sensitive to conflicts of interest that may arise in the proxy decision making process. For example, conflicts of interest may arise when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Westcap; (ii) a proponent of a proxy proposal has a business relationship with Westcap (e.g., an employee group for which Westcap manages money); (iii) Westcap has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) a Westcap employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Westcap executive has a relative who serves as a director of a company). Westcap is committed to resolving all such and similar conflicts in its clients’ collective best interest. Westcap has developed this Proxy Policy to serve the collective best interests of its clients, and accordingly, will generally vote pursuant to this Proxy Policy when conflicts of interest arise. When there are proxy voting proposals, however, that give rise to conflicts of interest and are not addressed by this Proxy Policy, the Investment Policy Committee will consult Westcap’s Compliance Officer and senior management. The IPC, Compliance Officer and senior management will consult with an independent consultant or outside counsel to resolve material conflicts of interest. Possible resolutions of such conflicts may include: (i) voting in accordance with the guidance of an independent consultant or outside counsel; (ii) erecting information barriers around the person or persons making voting decisions; (iii) designating a person or committee to vote that has no knowledge of any relationship between Westcap and the issuer, its officers or directors, director candidates, or proxy proponents; (iv) voting in proportion to other shareholders; or (v) voting in other ways that are consistent with Westcap’s obligation to vote in its clients’ collective best interest.

No actual conflicts of interest have been identified by Westcap.

GUIDELINES

Each proxy issue will be considered individually. The following general guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

VOTE AGAINST

(a)	Issues regarding Board entrenchment and anti-takeover measures such as the following:

(i)	Proposals to stagger board members’ terms;

(ii)	Proposals to limit the ability of shareholders to call special meetings;

(iii)	Proposals to require super majority votes;

(iv)	Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

(v)	Proposals regarding “fair price” provisions;

(vi)	Proposals regarding “poison pill” provisions; and

(vii)	Permitting “green mail”.

(b)	Providing cumulative voting rights.

(c)	“Social issues,” unless specific client guidelines supersede, e.g. restrictions regarding South Africa.

VOTE FOR

(a)	Date and place of Annual Meeting.

(b)	Rotation of Annual Meeting Place.

(c)	Limitation on charitable contributions, fees paid to lawyers.

(d)	Ratification of directors’ actions on routine matters since previous Annual Meeting.

(e)	Confidential voting.

CASE-BY-CASE

(1)	Pay Directors solely in stock.

(2)	Eliminate Director mandatory retirement policy.

(3)	Mandatory retirement age for directors.

(4)	Rotate annual meeting location/date.

(5)	Option and stock grants to management and directors.

(6)	Allowing indemnification of directors and/or officers after reviewing the applicable state laws and extent of protection requested.

(7)	Election of auditors recommended by management

(8)	Limit Directors Liability

(9)	Election of directors recommended by management, except if there is a proxy fight.

(Revised 6/03)

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1)	Declaration of Trust (1)

(a)(2)	Amendment No. 1 to Declaration of Trust (8)

(b)	Amended and Restated By-Laws (8)

(c)	Not Applicable

(d)(1)	Investment Advisory Agreement with Thrivent Investment Management Inc. (2)

(d)(2)	Amendment No. 18 to Investment Advisory Agreement (14)

(d)(3)	Investment Subadvisory Agreement with T. Rowe Price Associates with respect to Thrivent Partner Small Cap Value Fund (7)

(d)(4)	Investment Subadvisory Agreement with Mercator Asset Management, L.P. with respect to Thrivent Partner International Stock Fund (9)

(d)(5)	Investment Subadvisory Agreement with T. Rowe Price International, Inc. with respect to Thrivent Partner International Stock Fund (10)

(d)(6)	Investment Subadvisory Agreement with Goldman Sachs Asset Management, L.P. with respect to Thrivent Partner Mid Cap Value Fund (*)

(d)(7)	Investment Subadvisory Agreement with Westcap Investors LLC with respect to Thrivent Partner Small Cap Growth Fund (*)

(d)(8)	Investment Subadvisory Agreement with Turner Investment Partners, Inc. with respect to Thrivent Partner Small Cap Growth Fund (*)

(e)(1)	Distribution Agreement with Thrivent Investment Management Inc. (2)

(e)(2)	Amendment No. 13 to Distribution Agreement (14)

(f)	Not Applicable

(g)	Custodian Agreement with State Street Bank and Trust (3)

(h)(1)	Accounting Services Agreement between Registrant and Thrivent Financial (2)

(h)(2)	Amendment No. 7 to Accounting Services Agreement (14)

(h)(3)	Administration Contract effective January 1, 2004, between Registrant and Thrivent Investment Management Inc. and Letter Amendments dated January 30, 2004 and April 5, 2005 (14)

(h)(4)	Transfer Agency Agreement with Thrivent Financial Investor Services Inc. (8)

(h)(5)	Expense Reimbursement Agreement (14)

(i)	Opinion and Consent of Counsel (*)

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	Rule 12b-1 Plan (4)

(n)	Rule 18f-3 Plan (8)

(o)	Not Applicable

(p)(1)	Code of Ethics (Rule 17j-1) for Registrant (*)

(p)(2)	Code of Ethics for Registrant’s Principal Executive, Financial, and Accounting Officers (13)

(p)(3)	Code of Ethics of Mercator Asset Management LP (5)

(p)(4)	Code of Ethics of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. (6)

(p)(5)	Code of Ethics of Goldman Sachs Asset Management, L.P. (14)

(p)(6)	Code of Ethics of Westcap Investors LLC (*)

(p)(7)	Code of Ethics of Turner Investment Partners, Inc. (*)

(q)(1)	Powers of Attorney (4) (11)

(1)	Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of Registrant, file no. 33-12911, filed on June 25, 1998.
(2)	Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of Registrant, file no. 33-12911, filed on December 29, 1999.
(3)	Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Registrant, file no. 33-12911, filed on June 27, 2003.
(4)	Incorporated by reference from the initial registration statement of Registrant on Form N-14, file no. 333-113514, filed on March 11, 2004.
(5)	Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on March 2, 2004.
(6)	Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of Registrant, file no. 33-12911, filed on April 26, 2004.
(7)	Incorporated by reference from exhibit A to the information statement of Registrant with respect to Thrivent Partner Small Cap Value Fund, file no. 811-5075, filed on June 10, 2004.
(8)	Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of Registrant, file no. 33-12911, filed on July 14, 2004.
(9)	Incorporated by reference from exhibit A to the information statement of Registrant with respect to Thrivent Partner International Stock Fund, file no. 811-5075, filed on August 30, 2004.

(10)	Incorporated by reference from exhibit B to the information statement of Registrant with respect to Thrivent Partner International Stock Fund, file no. 811-5075, filed on August 30, 2004.
(11)	Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of Registrant, file no. 33-12911, filed on November 12, 2004.
(12)	Incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Registrant, file no. 33-12911, filed on January 30, 2004.
(13)	Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of Registrant, file no. 33-12911, filed on December 23, 2004.
(14)	Incorporated by reference from Post-Effective Amendment No. 56 to the registration statement of Registrant, file no. 33-12911, filed on April 14, 2005.

*	Filed herewith

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant is an open-end management investment company organized as a Massachusetts business trust on March 31, 1987. Registrant’s sponsor, Thrivent Financial for Lutherans (“Thrivent Financial”), is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial for Lutherans	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding Company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and Investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	Organized for the purpose of owning bank account withdrawal authorizations	Wisconsin

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Field Agents’ Brokerage Company	Licensed Life and Health Agency	Minnesota

MCB Financial Services, Inc.	Not formally engaged in business	Minnesota

Item 25. Indemnification

Under Section 12 of Article Seven of Registrant’s Declaration of Trust, Registrant may not indemnify any trustee, officer or employee for expenses (e.g., attorney’s fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties of office (“disabling conduct”). Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) Registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provision, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Thrivent Investment Mgt. is the investment adviser of Registrant. Thrivent Investment Mgt. also acts as the principal underwriter and administrator for Registrant. The business and other connections of the directors and offers of Thrivent Investment Mgt. are set forth below and on the Form ADV on file with the Securities and Exchange Commission (file No. 801-29618).

The business and other connections of the officers and directors of Mercator Asset Management LP (Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of Mercator Asset Management LP on file with the Securities and Exchange Commission (file No. 801-50347).

The business and other connections of the officers and directors of T. Rowe Price International, Inc. (Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of T. Rowe Price International, Inc. on file with the Securities and Exchange Commission (file No. 801-14713).

The business and other connections of the officers and directors of Goldman Sach Asset Management, L.P. (Subadviser for Thrivent Partner Mid Cap Value Fund) are set forth in the Form ADV of Goldman Sachs Asset Management, L.P. on file with the Securities and Exchange Commission (file No 801-37591).

The business and other connections of the officers and directors of T. Rowe Price Associates, Inc. (Subadviser for Thrivent Partner Small Cap Value Fund) are set forth in the Form ADV of T. Rowe Price Associates, Inc. on file with the Securities and Exchange Commission (file No. 801-856).

The Adviser has entered into a subadvisory agreement with Turner Investment Partners, Inc. (Subadviser for a portion of the Thrivent Partner Small Cap Growth Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-36220).

The Adviser has entered into a subadvisory agreement with Westcap Investors LLC (Subadviser for a portion of the Thrivent Partner Small Cap Growth Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-40132).

Item 27. Principal Underwriters

(a) Not applicable.

(b) The directors and executive officers of Thrivent Investment Mgt. are listed below. Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Director	N/A

Randall L. Boushek	Director	Treasurer and Principal Financial Officer

Nikki L. Sorum	Director and Senior Vice President	Vice President

James A. Thomsen	Director and President	N/A

Russell W. Swansen	Senior Vice President and Chief Investment Officer	Vice President

John E. Hite	Vice President and Chief Compliance Officer	N/A

Lyle J. Hilker 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Vice President	N/A

Janice M. Guimond	Vice President	Vice President

Katie S. Kloster	Vice President and Rule 206(4)-7 Chief Compliance Officer	Vice President and Chief Compliance Officer

Marnie Loomans-Thuecks 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Vice President	Vice President

Thomas R. Mischka 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Vice President and Anti-Money Laundering Officer	Vice President and Anti-Money Laundering Officer

Thomas C. Schinke	Vice President	N/A

Kurt S.Tureson	Vice President and Chief Financial Officer	N/A

Brian W. Picard 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Assistant Vice President and Deputy Chief Compliance Officer	N/A

Rand E. Mattsson	Assistant Vice President	N/A

David R. Spangler	Assistant Vice President	Assistant Vice President

Michael J. Barth 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Assistant Vice President	N/A

John C. Bjork	Assistant Secretary	Assistant Secretary

Wendy A. Clausz 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Assistant Secretary	N/A

Sandra A. Diedrick 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Assistant Secretary	Assistant Vice President and Assistant Secretary

Stephanie R. Kircher 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Assistant Secretary	N/A

Kenneth L. Kirchner 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Assistant Secretary	Assistant Vice President and Assistant Secretary

Cynthia J. Nigbur	Assistant Secretary	N/A

Marlene J. Nogle	Assistant Secretary	Assistant Secretary

Jennifer J. Relien	Assistant Secretary	N/A

(c) Not applicable

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant’s Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds, (625 Fourth Avenue South, Minneapolis, Minnesota 55415) except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian (State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110).

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on this 29th day of June 2005.

THRIVENT MUTUAL FUNDS

/s/ John C. Bjork
John C. Bjork
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the 29th day of June 2005:

Signature	Title
*	President and Trustee (Principal Executive Officer)
Pamela J. Moret

*	Treasurer (Principal Financial and Accounting Officer)
Randall L. Boushek

*	Trustee
F. Gregory Campbell

*	Trustee
Herbert F. Eggerding, Jr.

*	Trustee
Noel K. Estenson

*	Trustee
Richard L. Gady

*	Trustee
Richard A. Hauser

*	Trustee
Connie M. Levi

*	Trustee
Edward W. Smeds

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees and Officers of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.

/s/ John C. Bjork
John C. Bjork
Attorney-in-Fact

Index to Exhibits

Exhibit Number	Name of Exhibit

(d)(6)	Investment Subadvisory Agreement with Goldman Sachs Asset Management, L.P.

(d)(7)	Investment Subadvisory Agreement with Westcap Investors LLC

(d)(8)	Investment Subadvisory Agreement with Turner Investment Partners, Inc.

(i)	Opinion and Consent of Counsel

(p)(1)	Code of Ethics (Rule 17j-1) for Registrant

(p)(6)	Code of Ethics of Westcap Investors LLC

(p)(7)	Code of Ethics of Turner Investment Partners, Inc.